UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end:  September 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Reports to Stockholders.
Semi-Annual	SHENKMAN CAPITAL FLOATING
Report	RATE HIGH INCOME FUND
March 31, 2019
SHENKMAN CAPITAL SHORT
DURATION HIGH INCOME FUND

Each a series of Advisors Series Trust (the “Trust”)

	SHENKMAN CAPITAL		Institutional
	FLOATING RATE	Class F	Class
	HIGH INCOME FUND	(SFHFX)	(SFHIX)

	SHENKMAN CAPITAL				Institutional
	SHORT DURATION	Class A	Class C	Class F	Class
	HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the fund complex and may apply to all funds held through your financial intermediary.

c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2019 (Unaudited)

Dear Shareholder,

For the fiscal six months ended March 31, 2019 (the “Period”), the S&P/LSTA Leveraged Loan Index (the “Index”) posted a positive return of +0.40%, while the S&P/LSTA B- and Above Leveraged Loan Index (the “B-and Above Index”) returned +0.61%.  The loan market experienced a notable contrast in performance between the fourth quarter 2018 and the first quarter 2019. The fourth quarter was characterized by a selloff alongside a “risk-off” tone across the global markets, during which the loan market outperformed, whereas the first quarter bounced back with the best quarterly performance since 1Q10.  For the twelve months ended March 31, 2019, the Index returned +2.97% and B- and Above Index returned +3.05%.

Fund Performance

The Shenkman Capital Floating Rate High Income Fund (the “Fund”) seeks to generate high current income through active selection of investments in the leveraged loan universe. The Fund’s Institutional Class shares (SFHIX) had net returns of +0.43%, +3.28% and +3.46% for the Period, the twelve-months ended March 31, 2019 and Since Inception, respectively. The Fund’s Institutional Class (SFHIX) commenced operations on October 15, 2014. The Fund’s F shares (SFHFX) had net returns of +0.31%, +3.26% and +3.29% for the Period, the twelve-months ended March 31, 2019 and Since Inception, respectively. Class F commenced operations on March 1, 2017. The Fund outperformed the Index during the twelve month period ending March 31, 2019 while remaining conservatively positioned.

Returns over 1 year are annualized. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-SHENKMAN. The fund imposes a redemption fee of 1.00% on shares held for 30 days or less. Performance data does not reflect the redemption fee. If it had, returns would be reduced. SFHIX gross expense ratio is 0.72% and SFHFX gross expense ratio is 0.83%.

The Fund looks to invest in loans that it believes have the best chance of providing superior risk-adjusted returns and remains well-diversified, with investments in over 250 issuers across more than 30 industries. From a ratings quality perspective, the Fund’s CCC-rated and below weight averaged 2.67% during the Period, well below the average overall Index weight of 6.62%.  Selection and an underweight in Home Furnishings and selection in All Telecom and Retailers (Except Food & Drug) were the largest positive contributors to relative performance.  Conversely, selection in Business Equipment & Services and Electronics/Electrical detracted from performance.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

For liquidity purposes, the Fund targets an allocation of approximately 15% of assets in cash and shorter duration bonds. As of March 31, 2019, 85.2% of the Fund’s assets were invested in bank loans, 11.3% in high yield bonds and approximately 3% in cash.

Market Commentary

Index performance by rating over the Period was mixed with BB-rated returning +0.68%, B-rated returning +0.49%, and CCC-rated and below loans the worst performing rating category returning -2.84%.  By industry, Brokers, Dealers & Investment Houses, Conglomerates, and Utilities were the best performers.  Forest Products, Home Furnishings, and Steel were the worst performers.

The primary market remained active as a total of $152.8 billion of new institutional loan supply came to market during the six months ended March 31, 2019 according to Leveraged Commentary & Data by S&P Global Market Intelligence.  The loan market grew to $1.18 trillion at March 31, 2019.

In terms of demand, new formations of collateralized loan obligations (“CLOs”) were solid as $57.3 billion came to market during the Period.  Due to a change in interest rate expectations given a new Fed outlook, loan mutual funds saw continued outflows, albeit at a slower pace in 2019.

Default activity has slowed down, according to J.P. Morgan.  The leveraged loan par-weighted trailing twelve-month default rate dropped to 1.00% as of March 31, 2019, significantly lower than the 1.82% default rate as of September 30, 2018, as the large default for iHeart Media rolled off.  This rate remains well below the long-term historical average of over 3%.

Outlook

We remain constructive on the loan market overall. However, we believe credit selection will drive performance this year.  As volatility increases, there should be an increased dispersion between better quality and riskier credits. Therefore, we remain cautious as we continue to review the relative value of our positions. Our core philosophy remains the preservation of capital and we continue to strive to deliver market returns throughout the cycle with a lower risk profile.

Thank you again for your continued support and trust in the Fund.  We look forward to growing with you.

Notes:

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.  The Shenkman Group focuses on the leveraged finance market and is dedicated to providing in-depth, bottom-up, fundamental credit analysis.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”).  Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.  EEA Investors: This material is provided to you because you have been classified as a professional client in accordance with the Markets in Financial Instruments Directive (Directive 2014/65/EU) (known as “MiFID II”) or as otherwise defined under applicable local regulations. If you are unsure about your classification or believe that you may be a retail client under these rules, please contact the Shenkman Group and disregard this information.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Investments in CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest payments and that the quality of the collateral may decline in value or default.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s or Moody’s and Fitch. These firms

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

The S&P LSTA B- & Above Leveraged Loan Index consists of all securities in the S&P/LSTA Leveraged Loan Index that have a B- and above S&P Rating.

The S&P/LSTA Leveraged Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. It is not indicative of the investment strategies employed by Shenkman Capital and may contain different facilities than the facilities in the Shenkman Capital Bank Loan Composite.

You cannot invest directly in an index.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and Standard & Poor’s to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated. Standard & Poor’s assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

These materials may contain information obtained from third parties, and may include ratings from credit ratings agencies such as Standard & Poor’s.  Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party.  Third-party information contained in this presentation was obtained from sources that the Shenkman Group considers to be reliable; however, no representation is made as to, and no responsibility, warranty or liability is accepted for, the accuracy, completeness, timeliness or availability of such information, including ratings.  Neither the Shenkman Group nor any third party content provider is responsible for any errors or omissions (negligent or

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

otherwise), regardless of the cause, or for the results obtained from the use of such content.  NEITHER THE SHENKMAN GROUP NOR ANY THIRD PARTY CONTENT PROVIDERS GIVE ANY EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  NEITHER THE SHENKMAN GROUP NOR ANY THIRD PARTY CONTENT PROVIDERS SHALL BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF SUCH THIRD PARTY CONTENT, INCLUDING RATINGS.  Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities.  They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

References to indices are for information purposes only.  The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark.  The strategies referred to herein are not design to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The Shenkman Capital Floating Rate High Income Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2019 (Unaudited)

Dear Shareholder,

During the fiscal six months ended March 31, 2019 (the “Period”), the Shenkman Capital Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high quality yet short duration.  The Fund’s Institutional Class shares (SCFIX) returned +2.14% for the Period, and ended the Period with a duration-to-worst of 0.8 years and average final maturity of 3.27 years.*  The Fund’s Class A shares returned +1.87% (without sales load) and -1.19% (with maximum sales load imposed on purchases of 3.00%), and the Class F shares returned +2.10%.  Additionally, the Class C shares returned +1.50% (without sales load) and +0.50% (with maximum deferred sales load of 1.00%).  The Fund’s benchmark, the ICE BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C), returned +2.25% for the Period, while the ICE BofAML 0-3 Year U.S. Treasury Index (G1QA) returned +1.98%.

The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis as opposed to top-down, industry driven allocations.  That said, Healthcare remained the Fund’s largest exposure at 17.2% of the portfolio, while Media – Cable occupied the second largest holding at 8.9%.  Security selection within Finance: Services was the largest positive contributor to relative performance in the Period while an underweighting in Oil & Gas also helped.  Conversely, negative selection and underweight in Metals/Mining and Telecom: Wireline/Wireless were the largest detractor to performance.  The Fund’s exposure to bank loans was a negative contributor to performance as bank loan returns lagged short duration for the Period due to the loan market’s liquidity driven selloff amidst record loan mutual fund outflows in the December quarter.  During the Period, the Fund’s bank loan weighting increased from 11.0% to 12.7%.  As of March 31, 2019, the Fund’s average price was $102.01, with a current yield of 6.02%, yield-to-maturity of 5.16% and a yield-to-worst of 3.67%.* The SEC 30-Day Subsidized and Unsubsidized Yields for the I shares was 3.59% and 3.51% respectively. The portfolio was fully invested with approximately 2.7% cash.  As diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, with investments in 165 issuers across 35 industries as of March 31, 2019.

Market Commentary

Financial markets were roiled in the final quarter of 2018 by ongoing fears that the looming U.S./China trade war could hamper global economic growth, plummeting crude oil prices, President Trump’s recurring attacks on the Federal Reserve, a retrenchment in equities, anxiety over the Fed’s rate tightening trajectory, and the pace of securities rolling off of the Fed’s balance sheet.  The ICE BofAML U.S. High Yield Index (H0A0) sank 4.67% in fourth quarter, its worst quarterly decline since the third quarter of 2015, when the

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

oil price crash shook markets.  Triple-C rated credits came under particular pressure, falling 10.35% and leaving the category with a quarter-ending yield-to-worst greater than 1,100bps over treasuries.  Single-B rated bonds fared better with a -4.85% return, while double-B’s declined by 2.99% as “risk-off” sentiment and rallying treasuries buoyed the rating classification.  Although the higher-quality, short duration segment of high yield weakened in the quarter, it significantly outperformed broader high yield given its stronger underlying credit quality and shorter duration profile.  The ICE BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) fell 0.79%, while the ICE BofAML 0-3 Year U.S. Treasury Index (G1QA) advanced 1.08%.  The H0A0’s average price plummeted $6.21 to $92.31, pushing the yield-to-worst higher by 167bps to 7.95% and the spread-to-worst wider by 199bps to +537bps, their highest levels since mid-2016.  According to J.P. Morgan, the trailing par-weighted default rate maintained its downward trend, falling to 1.81%, off from 2.02% at the end of September and lower by nearly 50% from the 3.57% at the end of 2016.  Only $3.35 billion of bonds defaulted in the quarter.  The trailing default rate continues to be inflated by the February 2018 bankruptcy of iHeart Media, and would total just 1.08% if this widely anticipated default was removed from the calculation.  Due to elevated market volatility, high yield bond new issuance fell precipitously to just $6.1 billion versus $72.5 billion in last year’s fourth quarter.  Investors withdrew $20.2 billion from high yield mutual funds in the quarter, compared to $20.6 billion outflow for all of 2017.

After a negative year of returns for high yield in 2018 and a brutal fourth quarter, the leveraged finance asset classes rebounded dramatically in early 2019. This occurred after a rapid change in the U.S. Fed Chair’s tone and positive inflows helped technicals. The ICE BofAML U.S. High Yield Index (H0A0) returned 7.4% in the first quarter and 4.6% in January alone. After starting 2019 with a yield to-worst of 7.9% and an option adjusted spread (OAS) of 533 bps, by quarter-end the ICE BofAML U.S. High Yield Index (H0A0) was at 6.35% and 372 bps, respectively.  Concerns over global growth, political instability, and U.S./China trade negotiations all still loomed over markets, but the Chinese economy appeared to improve after stimulus while its stock market has rallied. The most dramatic news of the quarter was from the U.S. as the Fed reversed its outlook for rate hikes. This triggered the best high yield returns in longer duration issues in the ICE BofAML U.S. High Yield Index (H0A0). Within the ICE BofAML U.S. High Yield Index (H0A0) for the quarter, bonds with an option adjusted duration (OAD) of 2-4 years had a return of 6.73% while those with a 6 year or greater OAD returned 9.89%. For the quarter, returns by rating category were fairly consistent as BB rated bonds in the ICE BofAML U.S. High Yield Index (H0A0) returned 7.38%, while single Bs posted 7.27% and CCCs gained 7.90%, respectively.  The higher-quality short duration segment of high yield also posted a banner return for the quarter, significantly outpacing

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

shorter-dated U.S. Treasuries, though trailing broader high yield, which was recovering from its deeper 4Q 2018 losses.  The ICE BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) returned 3.07%, while the ICE BofAML 0-3 Year U.S. Treasury Index (G1QA) advanced by 0.89%.  New issuance continued in both the high yield bond and leveraged loan markets during the quarter, though at a slower pace than seen in the prior two years. New issuance in the bond market during the quarter was $65.4 billion, and leveraged loan volume was $67.4 billion. One trend seen this year has been a rise in issuance of senior secured bonds in place of loans, in some cases. Use of proceeds for new high yield bonds has primarily been for refinancing; however, there was one large leveraged buyout (“LBO”) for Power Solutions. Large M&A  (Mergers & Acquisitions) news in the quarter that may impact future supply includes a proposed LBO of Inmarsat, ZF International’s plans to acquire Wabco, and Centene’s plans to acquire Wellcare.

Market Outlook

The 10-year U.S. Treasury yield and U.S. 3 month LIBOR (London Inter-bank Offered Rate) dropped about 30bps and 20bps, respectively, to end the March 2019 quarter, which may lead to increased refinancings and more M&A activity as cost of capital is recalibrated.  Lower U.S. economic growth expectations than last year may help extend economic expansion as asset value bubbles and bad corporate investment are less likely. High growth can often bring out animal spirits in the board room and lead to overly aggressive decisions—not always best for bondholders. We believe that with more global fixed income assets offering negative yields, low global growth, and stable U.S. rate expectations, investors may increasingly look for quality credits offering yield and avoid chasing risk for principal gains.

Thank you again for your continued support and trust in the Fund. We look forward to growing with you.

Notes:

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.  The Shenkman Group focuses on the leveraged finance market and is dedicated to providing in-depth, bottom-up, fundamental credit analysis.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”).  Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.  EEA Investors: This material is provided to you because you have been classified as a professional client in accordance with the Markets in Financial Instruments Directive (Directive 2014/65/EU) (known as “MiFID II”) or as otherwise defined under applicable local regulations. If you are unsure about your classification or believe that you may be a retail client under these rules, please contact the Shenkman Group and disregard this information.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The ICE BofAML U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the ICE BofAML BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (HUC4) has an inception date of December 31, 1996, and is a subset of the ICE BofAML U.S. High Yield Index (H0A0) that consists of all securities rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The ICE BofAML U.S. Treasuries 0-3 year Index (G1QA) is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than three years.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

You cannot invest directly in an index.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

30-Day SEC Yield (Subsidized/Unsubsidized): Represents net investment income earned by a fund over a 30-day period, expressed as an annual percentage rate based on the fund’s share price at the end of the 30-day period.

Spread-to-worst is the difference between the yield-to-worst of a bond and yield-to-worst of a U.S. Treasury with a similar duration.

Current Yield is the annual income (interest or dividends) divided by the current price of the security. This measure looks at the current price of a bond instead of its face value and represents the return an investor would expect if he or she purchased the bond and held it for a year. This measure is not an accurate reflection of the actual return that an investor will receive in all cases because bond and stock prices are constantly changing due to market factors.

Yield-to-Maturity is the rate of return anticipated on a bond if held until the end of its lifetime. YTM is considered a long-term bond yield expressed as an annual rate. The YTM calculation takes into account the bond’s current market price, par value, coupon interest rate and time to maturity. It is also assumed that all coupon payments are reinvested at the same rate as the bond’s current yield. YTM is a complex but accurate calculation of a bond’s return that helps investors compare bonds with different maturities and coupons.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2019 (Unaudited)

as Moody’s and Standard & Poor’s to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated. Standard & Poor’s assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

Any information in these materials from ICE Data Indices, LLC (“ICE BofAML”) was used with permission. ICE BofAML PERMITS USE OF THE ICE BofAML INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BofAML INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE SHENKMAN GROUP, OR ANY OF ITS PRODUCTS OR SERVICES.

References to indices are for information purposes only.  The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark.  The strategies referred to herein are not design to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

* Based on Shenkman’s internal valuations, classifications, and records.

The Shenkman Capital Short Duration High Income Fund is distributed by Quasar Distributors, LLC.

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE
March 31, 2019 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2018 to March 31, 2019.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2019 (Unaudited)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Capital Floating Rate High Income Fund
Actual
Class F	$1,000.00	$1,003.10	$3.00
Institutional Class	$1,000.00	$1,004.30	$2.70

Hypothetical (5% return
before expenses)
Class F	$1,000.00	$1,021.94	$3.02
Institutional Class	$1,000.00	$1,022.24	$2.72

(1)
Shenkman Capital Floating Rate High Income Fund – Class F and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.60% and 0.54%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 0.31% for Class F and 0.43% for the Institutional Class as of March 31, 2019.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Capital Short Duration High Income Fund
Actual
Class A	$1,000.00	$1,018.70	$4.88
Class C	$1,000.00	$1,015.00	$8.69
Class F	$1,000.00	$1,021.00	$3.73
Institutional Class	$1,000.00	$1,021.40	$3.28

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.09	$4.89
Class C	$1,000.00	$1,016.31	$8.70
Class F	$1,000.00	$1,021.24	$3.73
Institutional Class	$1,000.00	$1,021.69	$3.28

(2)
Shenkman Capital Short Duration High Income Fund – Class A, Class C, Class F, and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.97%, 1.73%, 0.74% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 1.87% for Class A, 1.50% for Class C, 2.10% for Class F, and 2.14% for the Institutional Class as of March 31, 2019.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2019 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Stars Group Holdings B.V., Senior Secured First Lien Term Loan
6.101% (3 Month LIBOR USD + 3.50%), 07/10/2025	0.88%
ABG Intermediate Holdings 2, Senior Secured First Lien Term Loan
5.999% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 09/27/2024	0.83%
CenturyLink, Inc., Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%), 01/31/2025	0.72%
IRI Holdings, Inc., Senior Secured First Lien Term Loan
7.129% (3 Month LIBOR USD + 4.50%), 12/01/2025	0.69%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan
6.496% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/15/2023	0.68%
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022	0.67%
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%), 02/05/2024	0.61%
William Morris Endeavor Entertainment, LLC, Senior Secured First
Lien Term Loan 5.36% (3 Month LIBOR USD + 2.75%), 05/16/2025	0.61%
Block Communications, Inc. 6.875%, 02/15/2025	0.59%
EWT Holdings III Corp., Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/20/2024	0.59%

The portfolio’s holdings and allocations are subject to change.  The top ten holdings presented exclude short-term investments. The percentages are of total net assets as of March 31, 2019.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22%

Aerospace & Defense – 0.95%
Guidehouse, LLP, Senior Secured
First Lien Term Loan 5.493% (1 Month
LIBOR USD + 3.00%), 05/01/2025 (b)	$392,038	$388,117
Leidos Innovations Corp., Senior Secured
First Lien Term Loan 4.25% (1 Month
LIBOR USD + 1.75%), 08/22/2025 (b)	744,180	743,369
TransDigm, Inc.
Senior Secured First Lien
Term Loan 4.999% (1 Month
LIBOR USD + 2.50%), 06/09/2023 (b)	707,799	692,758
Senior Secured First Lien
Term Loan 4.999% (1 Month
LIBOR USD + 2.50%), 08/22/2024 (b)	544,040	531,255
		2,355,499
Automotive – 2.00%
American Axle & Manufacturing, Inc.,
Senior Secured First Lien Term Loan
4.74% (1 Month LIBOR USD + 2.25%,
0.750% Floor), 04/08/2024 (b)	881,635	863,081
Belron Finance U.S., LLC,
Senior Secured First Lien
Term Loan 4.989% (3 Month LIBOR
USD + 2.25%), 11/07/2024 (b)	612,250	606,128
CWGS Group, LLC
Senior Secured First Lien Term Loan
5.24% (1 Month LIBOR USD + 2.75%,
0.750% Floor), 11/08/2023 (b)	730,164	658,790
Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%,
0.750% Floor), 11/08/2023 (b)	2,882	2,601
Navistar, Inc., Senior Secured
First Lien Term Loan 6.00% (1 Month
LIBOR USD + 3.50%), 11/06/2024 (b)	1,250,207	1,248,643
Panther BF Aggregator 2 LP
6.115% (LIBOR USD + 3.50%),
06/30/2026 (b)(d)(h)	760,180	752,571

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Automotive – 2.00% – Continued
Wand NewCo 3, Inc., Senior Secured
First Lien Term Loan 5.982% (1 Month
LIBOR USD + 3.50%), 02/05/2026 (b)	$805,000	$806,912
		4,938,726
Beverage & Food – 1.33%
Dole Food Co., Inc.
Senior Secured First Lien Term Loan
5.239% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 04/08/2024 (b)	764,632	734,046
Senior Secured First Lien Term Loan
7.25% (Prime Rate + 1.75%,
1.000% Floor), 04/08/2024 (b)	368	354
H-Food Holdings, LLC
Senior Secured First Lien Term Loan
6.186% (1 Month LIBOR USD + 3.688%),
05/23/2025 (b)	903,175	881,047
Senior Secured First Lien Term Loan
6.499% (1 Month
LIBOR USD + 4.00%), 05/23/2025 (b)	124,688	123,129
Sunshine Investments B.V., Senior Secured
First Lien Term Loan 5.934% (3 Month
LIBOR USD + 3.25%), 03/28/2025 (b)	495,000	490,669
Tacala, LLC, Senior Secured First Lien
Term Loan 5.749% (1 Month
LIBOR USD + 3.25%), 01/31/2025 (b)	603,900	597,293
U.S. Foods, Inc., Senior Secured
First Lien Term Loan 4.499% (1 Month
LIBOR USD + 2.00%), 06/27/2023 (b)	464,276	458,261
		3,284,799
Building Materials – 2.53%
Beacon Roofing Supply, Inc., Senior Secured
First Lien Term Loan 4.749% (1 Month
LIBOR USD + 2.25%), 01/02/2025 (b)	613,800	599,093
CPG International, Inc., Senior Secured First
Lien Term Loan 6.633% (6 Month LIBOR
USD + 3.75%, 1.000% Floor), 05/03/2024 (b)	731,480	725,994

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Building Materials – 2.53% – Continued
Henry Co., LLC, Senior Secured First Lien Term
Loan 6.493% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 10/05/2023 (b)	$784,962	$783,247
Pisces Midco, Inc., Senior Secured First Lien
Term Loan 6.547% (3 Month LIBOR
USD + 3.75%), 04/12/2025 (b)	953,360	916,417
QUIKRETE Holdings, Inc., Senior Secured
First Lien Term Loan 5.249% (1 Month
LIBOR USD + 2.75%), 11/15/2023 (b)	1,370,915	1,341,049
SRS Distribution, Inc., Senior Secured First
Lien Term Loan 5.749% (1 Month
LIBOR USD + 3.25%), 05/23/2025 (b)	771,374	738,271
Summit Materials, LLC, Senior Secured First
Lien Term Loan 4.499% (1 Month
LIBOR USD + 2.00%), 11/21/2024 (b)	553,000	543,323
VC GB Holdings, Inc., Senior Secured First
Lien Term Loan 5.499% (1 Month LIBOR
USD + 3.00%, 1.000% Floor), 02/28/2024 (b)	620,963	610,096
		6,257,490
Chemicals – 2.89%
Allnex S.A.R.L., Senior Secured First Lien Term
Loan 5.879% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 09/13/2023 (b)	686,117	683,544
Allnex U.S.A., Inc., Senior Secured First
Lien Term Loan 5.879% (3 Month LIBOR
USD + 3.25%, 0.750% Floor), 09/13/2023 (b)	516,936	514,997
Alpha 3 B.V., Senior Secured First Lien Term
Loan 5.601% (3 Month LIBOR USD + 3.00%,
1.000% Floor), 01/31/2024 (b)	385,655	378,123
ColourOz MidCo
Senior Secured First Lien Term Loan
5.779% (3 Month LIBOR USD + 3.00%,
1.000% Floor), 09/07/2021 (b)	880,306	818,689
Senior Secured First Lien Term Loan
5.779% (3 Month LIBOR USD + 3.00%,
1.000% Floor), 09/07/2021 (b)	145,525	135,339

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Chemicals – 2.89% – Continued
Consolidated Energy Finance S.A., Senior
Secured First Lien Term Loan 4.989%
(1 Month LIBOR USD + 2.50%),
05/07/2025 (b)	$501,200	$486,164
H.B. Fuller Co., Senior Secured First Lien
Term Loan 4.488% (1 Month LIBOR
USD + 2.00%), 10/21/2024 (b)	651,098	640,722
PMHC II, Inc.
Senior Secured First Lien Term Loan
5.999% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 03/31/2025 (b)	185,208	180,577
Senior Secured First Lien Term Loan
6.151% (6 Month LIBOR USD + 3.50%,
1.000% Floor), 03/31/2025 (b)	150,186	146,432
Senior Secured First Lien Term Loan
6.415% (12 Month LIBOR USD + 3.50%,
1.000% Floor), 03/31/2025 (b)	139,806	136,311
Polar U.S. Borrower, LLC, Senior Secured First
Lien Term Loan 7.351% (3 Month LIBOR
USD + 4.75%), 10/15/2025 (b)	758,094	759,041
Road Infrastructure Investment, LLC, Senior
Secured First Lien Term Loan 6.244%
(3 Month LIBOR USD + 3.50%,
1.000% Floor), 06/13/2023 (b)	792,967	705,740
Solenis International, LP
Senior Secured First Lien Term Loan
6.629% (3 Month LIBOR USD + 4.00%),
06/26/2025 (b)	496,250	489,633
Senior Secured Second Lien Term Loan
11.129% (3 Month LIBOR USD + 8.50%),
06/26/2026 (b)	215,000	206,938
Tronox Blocked Borrower, LLC, Senior Secured
First Lien Term Loan 5.499% (1 Month
LIBOR USD + 3.00%), 09/23/2024 (b)	277,648	276,933
Tronox Finance, LLC, Senior Secured First
Lien Term Loan 5.499% (1 Month
LIBOR USD + 3.00%), 09/23/2024 (b)	599,634	598,090
		7,157,273

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Consumer Products – 1.98%
Alphabet Holding Co., Inc.
Senior Secured First Lien Term Loan
5.999% (1 Month LIBOR USD + 3.50%),
09/26/2024 (b)	$1,297,713	$1,206,879
Senior Secured Second Lien Term Loan
10.249% (1 Month LIBOR USD + 7.75%),
09/26/2025 (b)	455,000	373,953
Champ Acquisition Corp., Senior Secured
First Lien Term Loan 8.101% (3 Month
LIBOR USD + 5.50%), 12/17/2025 (b)	294,263	294,816
Energizer Holdings, Inc., Senior Secured
First Lien Term Loan 4.734% (1 Month
LIBOR USD + 2.25%), 12/17/2025 (b)	780,000	772,200
Kronos Acquisition Holdings, Inc., Senior
Secured First Lien Term Loan 6.496%
(1 Month LIBOR USD + 4.00%,
1.000% Floor), 05/15/2023 (b)	1,804,853	1,690,551
SIWF Holdings, Inc., Senior Secured First
Lien Term Loan 6.741% (1 Month
LIBOR USD + 4.25%), 06/13/2025 (b)	575,650	569,894
		4,908,293
Environmental – 1.32%
Advanced Disposal Services, Inc., Senior
Secured First Lien Term Loan 4.66%
(1 Week LIBOR USD + 2.25%,
0.750% Floor), 11/10/2023 (b)	692,520	690,574
Granite Acquisition, Inc.
Senior Secured First Lien Term Loan
6.101% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 12/17/2021 (b)	313,271	313,124
Senior Secured First Lien Term Loan
6.303% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 12/17/2021 (b)	1,172,680	1,172,129
Senior Secured Second Lien Term Loan
9.851% (3 Month LIBOR USD + 7.25%,
1.000% Floor), 12/19/2022 (b)	255,247	255,885

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Environmental – 1.32% – Continued
Strategic Materials Holdings Corp.,
Senior Secured First Lien Term Loan
6.487% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 11/01/2024 (b)	$938,125	$832,586
		3,264,298
Finance – Insurance – 1.73%
Acrisure, LLC
Senior Secured First Lien Term Loan
6.379% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 11/22/2023 (b)	248,125	245,023
Senior Secured First Lien Term Loan
6.879% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 11/22/2023 (b)	1,143,939	1,138,695
AssuredPartners, Inc., Senior Secured First
Lien Term Loan 5.749% (1 Month LIBOR
USD + 3.25%), 10/22/2024 (b)	863,193	837,729
HUB International, Ltd., Senior Secured First
Lien Term Loan 5.515% (3 Month LIBOR
USD + 2.75%), 04/25/2025 (b)	729,488	706,768
NFP Corp., Senior Secured First Lien
Term Loan 5.499% (1 Month LIBOR
USD + 3.00%), 01/08/2024 (b)	633,415	612,095
U.S.I., Inc., Senior Secured First Lien
Term Loan 5.601% (3 Month LIBOR
USD + 3.00%), 05/16/2024 (b)	763,762	742,758
		4,283,068
Finance – Services – 2.70%
Advisor Group, Inc., Senior Secured First
Lien Term Loan 6.249% (1 Month LIBOR
USD + 3.75%), 08/15/2025 (b)	900,475	902,866
AlixPartners, LLP, Senior Secured First
Lien Term Loan 5.249% (1 Month
LIBOR USD + 2.75%, 1.000% Floor),
04/04/2024 (b)	1,358,293	1,351,161

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Finance – Services – 2.70% – Continued
Avolon TLB Borrower 1 U.S., LLC, Senior
Secured First Lien Term Loan 4.488%
(1 Month LIBOR USD + 2.00%,
0.750% Floor), 01/15/2025 (b)	$299,162	$297,171
Deerfield Holdings Corp., Senior Secured First
Lien Term Loan 5.749% (1 Month LIBOR
USD + 3.25%, 1.000% Floor), 02/13/2025 (b)	871,921	856,484
EVO Payments International, LLC, Senior
Secured First Lien Term Loan
5.75% (1 Month LIBOR USD + 3.25%),
12/22/2023 (b)	1,198,179	1,198,179
Focus Financial Partners, LLC, Senior Secured
First Lien Term Loan 4.999% (1 Month
LIBOR USD + 2.50%), 07/03/2024 (b)	390,812	389,835
Freedom Mortgage Corp., Senior Secured
First Lien Term Loan 7.249% (1 Month
LIBOR USD + 4.75%, 1.000% Floor),
02/23/2022 (b)	623,245	624,803
NAB Holdings, LLC, Senior Secured First
Lien Term Loan 5.601% (3 Month
LIBOR USD + 3.00%, 1.000% Floor),
07/01/2024 (b)	492,525	478,981
Ocwen Loan Servicing, LLC, Senior
Secured First Lien Term Loan
7.486% (1 Month LIBOR USD + 5.00%,
1.000% Floor), 12/07/2020 (b)	595,000	594,256
		6,693,736
Food & Drug Retailers – 1.13%
Albertson’s, LLC
Senior Secured First Lien Term Loan
5.609% (3 Month LIBOR USD + 3.00%,
0.750% Floor), 12/21/2022 (b)	446,273	443,486
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 11/17/2025 (b)	509,327	503,648

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Food & Drug Retailers – 1.13% – Continued
BJ’s Wholesale Club, Inc., Senior Secured
First Lien Term Loan 5.499% (1 Month
LIBOR USD + 3.00%), 02/02/2024 (b)	$1,232,187	$1,230,788
JP Intermediate B, LLC, Senior Secured First
Lien Term Loan 8.244% (3 Month LIBOR
USD + 5.50%, 1.000% Floor), 11/20/2025 (b)	646,813	612,318
		2,790,240
Gaming – 3.12%
Caesars Resort Collection, LLC, Senior Secured
First Lien Term Loan 5.249% (1 Month
LIBOR USD + 2.75%), 12/23/2024 (b)	770,250	761,307
Golden Entertainment, Inc., Senior
Secured First Lien Term Loan 5.50%
(1 Month LIBOR USD + 3.00%,
0.750% Floor), 10/21/2024 (b)	1,219,563	1,210,415
Greektown Holdings, LLC, Senior
Secured First Lien Term Loan 5.249%
(1 Month LIBOR USD + 2.75%,
0.750% Floor), 04/25/2024 (b)	815,625	815,454
GVC Holdings PLC, Senior Secured
First Lien Term Loan 4.999%
(1 Month LIBOR USD + 2.50%,
1.000% Floor), 03/29/2024 (b)	475,200	472,427
MGM Growth Properties Operating
Partnership, LP, Senior Secured First Lien
Term Loan 4.499% (1 Month LIBOR
USD + 2.00%), 03/21/2025 (b)	611,690	604,319
Scientific Games International, Inc.
Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%),
08/14/2024 (b)	224,610	219,135
Senior Secured First Lien Term Loan
5.329% (2 Month LIBOR USD + 2.75%),
08/14/2024 (b)	935,732	912,924
Stars Group Holdings B.V., Senior Secured
First Lien Term Loan 6.101% (3 Month
LIBOR USD + 3.50%), 07/10/2025 (b)	2,170,188	2,169,939

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Gaming – 3.12% – Continued
Station Casinos, LLC, Senior Secured
First Lien Term Loan 5.00% (1 Month
LIBOR USD + 2.50%, 0.750% Floor),
06/08/2023 (b)	$553,008	$548,380
		7,714,300
General Industrial Manufacturing – 5.58%
ASP Unifrax Holdings, Inc, Senior Secured
First Lien Term Loan 6.351% (3 Month
LIBOR USD + 3.75%), 12/12/2025 (b)	892,763	853,387
Blount International, Inc., Senior
Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 04/12/2023 (b)	613,463	614,355
Brookfield WEC Holdings, Inc., Senior
Secured First Lien Term Loan 6.249%
(1 Month LIBOR USD + 3.75%,
0.750% Floor), 08/01/2025 (b)	862,838	862,419
Columbus McKinnon Corp., Senior
Secured First Lien Term Loan 5.101%
(3 Month LIBOR USD + 2.50%,
1.000% Floor), 01/31/2024 (b)	453,485	452,918
CPM Holdings, Inc.
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%),
11/17/2025 (b)	598,500	594,759
Senior Secured Second Lien Term Loan
10.749% (1 Month LIBOR USD + 8.25%),
11/16/2026 (b)	275,000	272,709
EWT Holdings III Corp., Senior
Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 12/20/2024 (b)	1,477,984	1,463,204
Filtration Group Corp., Senior Secured First
Lien Term Loan 5.499% (1 Month LIBOR
USD + 3.00%), 03/31/2025 (b)	1,395,900	1,390,086

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

General Industrial Manufacturing – 5.58% – Continued
HD Supply Waterworks, Ltd., Senior
Secured First Lien Term Loan
5.626% (3 Month LIBOR USD + 3.00%,
1.000% Floor), 08/01/2024 (b)	$602,375	$599,110
Helix Acquisition Holdings, Inc., Senior Secured
First Lien Term Loan 6.303% (3 Month
LIBOR USD + 3.50%), 09/30/2024 (b)	932,171	913,527
LTI Holdings, Inc., Senior Secured First Lien
Term Loan 5.999% (1 Month LIBOR
USD + 3.50%), 09/08/2025 (b)	626,850	604,647
Milacron, LLC, Senior Secured First Lien
Term Loan 4.999% (1 Month LIBOR
USD + 2.50%), 09/28/2023 (b)	544,568	533,677
MTS Systems Corp., Senior Secured First
Lien Term Loan 5.74% (1 Month LIBOR
USD + 3.25%, 0.750% Floor), 07/05/2023 (b)	776,290	772,409
North American Lifting Holdings, Inc.,
Senior Secured First Lien Term Loan
7.101% (3 Month LIBOR USD + 4.50%,
1.000% Floor), 11/27/2020 (b)	817,807	768,739
Penn Engineering & Manufacturing Corp.,
Senior Secured First Lien Term Loan
5.239% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 06/27/2024 (b)	874,425	872,239
Pike Corp., Senior Secured First Lien Term
Loan 6.00% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 03/21/2025 (b)	353,021	353,242
UOS, LLC
Senior Secured First Lien Term Loan
7.986% (1 Month LIBOR USD + 5.50%,
1.000% Floor), 04/18/2023 (b)	35,043	35,219
Senior Secured First Lien Term Loan
7.999% (1 Month LIBOR USD + 5.50%,
1.000% Floor), 04/18/2023 (b)	357,982	359,771
Vertiv Group Corp., Senior Secured
First Lien Term Loan 6.629% (3 Month
LIBOR USD + 4.00%,
1.000% Floor), 11/30/2023 (b)	1,161,846	1,095,522

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

General Industrial Manufacturing – 5.58% – Continued
Welbilt, Inc., Senior Secured First Lien
Term Loan 4.999% (1 Month LIBOR
USD + 2.50%), 10/23/2025 (b)	$415,553	$410,359
		13,822,298
Healthcare – 10.47%
Acadia Healthcare Co., Inc., Senior Secured
First Lien Term Loan 4.999% (1 Month
LIBOR USD + 2.50%), 02/11/2022 (b)	899,353	893,732
AHP Health Partners, Inc., Senior
Secured First Lien Term Loan
6.999% (1 Month LIBOR USD + 4.50%,
1.000% Floor), 06/30/2025 (b)	615,574	615,478
Air Medical Group Holdings, Inc.
Senior Secured First Lien Term Loan
5.739% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 04/28/2022 (b)	1,055,933	996,979
Senior Secured First Lien Term Loan
6.736% (1 Month LIBOR USD + 4.25%,
1.000% Floor), 03/14/2025 (b)	380,188	358,327
Albany Molecular Research, Inc., Senior
Secured First Lien Term Loan
5.749% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 08/28/2024 (b)	753,093	741,797
Amneal Pharmaceuticals, LLC, Senior Secured
First Lien Term Loan 6.00% (1 Month LIBOR
USD + 3.50%), 05/05/2025 (b)	848,390	847,681
Athenahealth, Inc., Senior Secured First Lien
Term Loan 7.197% (3 Month LIBOR
USD + 4.50%), 02/11/2026 (b)	660,000	652,575
Bausch Health Cos., Inc., Senior Secured
First Lien Term Loan 5.481% (1 Month
LIBOR USD + 3.00%), 06/02/2025 (b)	833,315	828,927
Change Healthcare Holdings, Inc., Senior
Secured First Lien Term Loan 5.249%
(1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/01/2024 (b)	734,400	725,797

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Healthcare – 10.47% – Continued
CHG Healthcare Services, Inc.
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 06/07/2023 (b)	$195,928	$195,193
Senior Secured First Lien Term Loan
5.744% (3 Month LIBOR USD + 3.00%,
1.000% Floor), 06/07/2023 (b)	349,066	347,757
Dentalcorp Perfect Smile, ULC
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 06/06/2025 (b)	456,550	446,278
Senior Secured First Lien Delayed-Draw Term
Loan 6.249% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 06/06/2025 (b)(g)	114,554	111,977
Endo Luxembourg Finance Co. I S.A.R.L.,
Senior Secured First Lien Term Loan
6.75% (1 Month LIBOR USD + 4.25%,
0.750% Floor), 04/29/2024 (b)	1,266,067	1,246,285
Envision Healthcare Corp., Senior
Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%),
10/10/2025 (b)	997,500	935,575
Examworks Group, Inc., Senior
Secured First Lien Term Loan
5.749% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 07/27/2023 (b)	835,498	833,410
Gentiva Health Services, Inc., Senior
Secured First Lien Term Loan
6.25% (1 Month LIBOR USD + 3.75%),
07/02/2025 (b)	741,342	744,122
Greatbatch, Ltd., Senior Secured First
Lien Term Loan 5.49% (1 Month LIBOR
USD + 3.00%, 1.000% Floor), 10/27/2022 (b)	553,339	554,465
Greenway Health, LLC, Senior
Secured First Lien Term Loan
6.35% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 02/16/2024 (b)(h)	638,625	592,325

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Healthcare – 10.47% – Continued
HC Group Holdings III, Inc. (Walgreens),
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%),
04/07/2022 (b)	$1,138,554	$1,135,706
HCA, Inc., Senior Secured First Lien
Term Loan 4.499% (1 Month LIBOR
USD + 2.00%), 03/13/2025 (b)	321,750	321,777
Heartland Dental, LLC
Senior Secured First Lien Delayed-Draw
Term Loan 6.162% (1 Month LIBOR
USD + 3.75%), 04/30/2025 (b)(g)	18,261	17,767
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%),
04/30/2025 (b)	815,972	793,917
Jaguar Holding Co. II, Senior Secured
First Lien Term Loan 4.999%
(1 Month LIBOR USD + 2.50%,
1.000% Floor), 08/18/2022 (b)	977,762	969,490
Mallinckrodt International Finance S.A.,
Senior Secured First Lien Term Loan
5.351% (3 Month LIBOR USD + 2.75%,
0.750% Floor), 09/24/2024 (b)	573,491	534,961
Micro Holding Corp., Senior Secured
First Lien Term Loan 6.236% (1 Month
LIBOR USD + 3.75%), 09/13/2024 (b)	920,975	909,974
MPH Acquisition Holdings, LLC, Senior
Secured First Lien Term Loan
5.351% (3 Month LIBOR USD + 2.75%,
1.000% Floor), 06/07/2023 (b)	1,214,802	1,178,650
Navicure, Inc., Senior Secured
First Lien Term Loan 6.249%
(1 Month LIBOR USD + 3.75%,
1.000% Floor), 11/01/2024 (b)	903,563	891,139
Parexel International Corp., Senior Secured
First Lien Term Loan 5.249% (1 Month
LIBOR USD + 2.75%), 09/27/2024 (b)	566,375	547,059

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Healthcare – 10.47% – Continued
Pearl Intermediate Parent, LLC
Senior Secured First Lien Delayed-Draw
Term Loan 5.236% (1 Month LIBOR
USD + 2.75%), 02/14/2025 (b)(g)	$177,603	$168,945
Senior Secured First Lien Term Loan
5.236% (1 Month LIBOR USD + 2.75%),
02/14/2025 (b)	600,525	571,249
Press Ganey Holdings, Inc.,
Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 10/23/2023 (b)	1,017,172	998,421
RegionalCare Hospital Partners
Holdings, Inc., Senior Secured First
Lien Term Loan 6.982% (1 Month LIBOR
USD + 4.50%), 11/14/2025 (b)	842,888	835,382
RPI Finance Trust, Senior Secured First
Lien Term Loan 4.499% (1 Month
LIBOR USD + 2.00%), 03/27/2023 (b)	983,202	978,901
Sound Inpatient Physicians, Inc.,
Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%),
06/27/2025 (b)	441,663	437,467
Sterigenics-Nordion Holdings, LLC,
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 05/13/2022 (b)	692,319	681,501
Team Health Holdings, Inc., Senior
Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 02/06/2024 (b)	446,251	398,279
Verscend Holding Corp., Senior Secured
First Lien Term Loan 6.999% (1 Month
LIBOR USD + 4.50%), 08/27/2025 (b)	867,905	863,566
		25,902,831
Hotels – 0.20%
Four Seasons Hotels, Ltd., Senior Secured
First Lien Term Loan 4.499% (1 Month
LIBOR USD + 2.00%), 11/30/2023 (b)	508,497	505,266

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Leisure & Entertainment – 2.98%
Alterra Mountain Co., Senior
Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 07/31/2024 (b)	$1,245,035	$1,240,565
CDS U.S. Intermediate Holdings, Inc.
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 07/08/2022 (b)	558,248	517,308
Senior Secured First Lien Term Loan
6.351% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 07/08/2022 (b)	476,179	441,259
Crown Finance U.S., Inc., Senior
Secured First Lien Term Loan
4.999% (1 Month LIBOR
USD + 2.50%), 02/28/2025 (b)	864,572	846,074
Marriott Ownership Resorts, Inc.,
Senior Secured First Lien Term Loan
4.749% (1 Month LIBOR
USD + 2.25%), 08/29/2025 (b)	688,275	685,694
Metro-Goldwyn-Mayer Holdings, Inc.,
Senior Secured Second Lien Term Loan
7.00% (1 Month LIBOR USD + 4.50%,
1.000% Floor), 07/03/2026 (b)	635,000	608,543
NAI Entertainment Holdings, LLC,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 2.50%,
1.000% Floor), 05/08/2025 (b)(h)	875,837	864,889
SeaWorld Parks & Entertainment, Inc.,
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 04/01/2024 (b)	1,179,950	1,171,525
UFC Holdings, LLC, Senior Secured
First Lien Term Loan
5.75% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 08/18/2023 (b)	999,886	994,897
		7,370,754

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Media – Broadcast – 2.03%
Beasley Mezzanine Holdings, LLC,
Senior Secured First Lien Term Loan
6.482% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 11/01/2023 (b)	$625,843	$621,540
CBS Radio, Inc., Senior Secured First
Lien Term Loan 5.249% (1 Month LIBOR
USD + 2.75%), 11/18/2024 (b)	919,162	895,724
Cumulus Media New Holdings, Inc.,
Senior Secured First Lien Term Loan
7.00% (1 Month LIBOR USD + 4.50%,
1.000% Floor), 05/13/2022 (b)	651,663	641,888
Gray Television, Inc., Senior Secured
First Lien Term Loan 4.977% (1 Month
LIBOR USD + 2.50%), 01/02/2026 (b)	523,688	518,696
Hubbard Radio, LLC, Senior
Secured First Lien Term Loan
6.00% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 03/28/2025 (b)	528,559	524,815
Mission Broadcasting, Inc., Senior Secured
First Lien Term Loan 4.739% (1 Month
LIBOR USD + 2.25%), 01/17/2024 (b)	34,391	33,910
Nexstar Broadcasting, Inc., Senior Secured
First Lien Term Loan 4.746% (1 Month
LIBOR USD + 2.25%), 01/17/2024 (b)	186,859	184,245
Quincy Newspapers, Inc.
Senior Secured First Lien Term Loan
5.50% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 11/02/2022 (b)	676,334	673,513
Senior Secured First Lien Term Loan
7.50% (Prime Rate + 2.00%,
1.000% Floor), 11/02/2022 (b)	1,037	1,033
Univision Communications, Inc.,
Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/15/2024 (b)	975,639	921,569
		5,016,933

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Media – Cable – 3.13%
Cable ONE, Inc., Senior Secured First Lien
Term Loan 4.24% (1 Month LIBOR
USD + 1.75%), 05/01/2024 (b)	$461,775	$461,200
Cogeco Communications (U.S.A.) II, LP,
Senior Secured First Lien Term Loan
4.874% (1 Month LIBOR USD + 2.375%),
01/03/2025 (b)	555,800	548,752
Hargray Communications Group, Inc.,
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 05/16/2024 (b)	800,738	790,977
Lions Gate Capital Holdings, LLC,
Senior Secured First Lien Term Loan
4.749% (1 Month LIBOR USD + 2.25%),
03/24/2025 (b)	497,900	492,610
Radiate Holdco, LLC, Senior
Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 02/01/2024 (b)	914,559	895,509
Telenet Financing USD, LLC, Senior Secured
First Lien Term Loan 4.734% (1 Month
LIBOR USD + 2.25%), 08/17/2026 (b)	825,000	809,115
Unitymedia Finance, LLC, Senior Secured
First Lien Term Loan 4.734% (1 Month
LIBOR USD + 2.25%), 09/30/2025 (b)(h)	640,000	634,525
UPC Financing Partnership, Senior Secured
First Lien Term Loan 4.984% (1 Month
LIBOR USD + 2.50%), 01/15/2026 (b)	512,241	511,872
Virgin Media Bristol, LLC, Senior Secured
First Lien Term Loan 4.984% (1 Month
LIBOR USD + 2.50%), 01/15/2026 (b)	775,000	767,665
WideOpenWest Finance, LLC,
Senior Secured First Lien Term Loan
5.741% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 08/18/2023 (b)	1,287,343	1,242,690

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Media – Cable – 3.13% – Continued
Ziggo Secured Finance Partnership,
Senior Secured First Lien Term Loan
4.984% (1 Month LIBOR USD + 2.50%),
04/15/2025 (b)	$620,000	$604,757
		7,759,672
Media Diversified & Services – 3.48%
Ancestry.com Operations, Inc.,
Senior Secured First Lien Term Loan
5.75% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 10/19/2023 (b)	1,323,910	1,318,945
Catalina Marketing Corp.
Senior Secured First Lien Term Loan
9.984% (1 Month LIBOR USD + 7.50%,
1.000% Floor), 02/15/2023 (b)	109,153	98,237
Senior Secured First Lien Term Loan
3.484% (1 Month LIBOR USD + 1.00%,
1.000% Floor), 08/15/2023 (b)	146,030	110,252
Creative Artists Agency, LLC, Senior Secured
First Lien Term Loan 5.491% (1 Month
LIBOR USD + 3.00%), 02/15/2024 (b)	921,129	914,221
Financial & Risk U.S. Holdings, Inc.,
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%),
10/01/2025 (b)	922,688	897,480
Hoya Midco, LLC, Senior Secured
First Lien Term Loan 5.999% (1 Month
LIBOR USD + 3.50%, 1.000% Floor),
06/28/2024 (b)	984,683	955,148
Learfield Communications, LLC,
Senior Secured First Lien Term Loan
5.75% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 12/01/2023 (b)	586,500	585,219
Meredith Corp., Senior Secured First
Lien Term Loan 5.249% (1 Month
LIBOR USD + 2.75%), 01/31/2025 (b)	937,674	936,764

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Media Diversified & Services – 3.48% – Continued
Quebecor Media, Inc., Senior
Secured First Lien Term Loan
4.934% (3 Month LIBOR USD + 2.25%,
0.750% Floor), 08/17/2020 (b)	$599,492	$599,495
William Morris Endeavor Entertainment, LLC,
Senior Secured First Lien Term Loan
5.36% (3 Month LIBOR USD + 2.75%),
05/16/2025 (b)	1,573,782	1,497,713
WMG Acquisition Corp., Senior Secured
First Lien Term Loan 4.624% (1 Month
LIBOR USD + 2.125%), 11/01/2023 (b)	703,000	689,601
		8,603,075
Metals & Mining Excluding Steel – 0.23%
Aleris International, Inc., Senior Secured
First Lien Term Loan 7.249% (1 Month
LIBOR USD + 4.75%), 02/27/2023 (b)	575,650	576,657

Non-Food & Drug Retailers – 2.61%
ABG Intermediate Holdings 2, LLC
Senior Secured First Lien Term Loan
5.999% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 09/27/2024 (b)	2,096,042	2,059,371
Senior Secured Second Lien Term Loan
10.249% (1 Month LIBOR USD + 7.75%,
1.000% Floor), 09/29/2025 (b)	315,495	312,340
Ascena Retail Group, Inc., Senior Secured
First Lien Term Loan 7.00% (1 Month
LIBOR USD + 4.50%, 0.750% Floor),
08/22/2022 (b)	952,781	836,661
Bass Pro Group, LLC, Senior Secured
First Lien Term Loan
7.499% (1 Month LIBOR USD + 5.00%,
0.750% Floor), 09/25/2024 (b)	1,130,312	1,107,142
Harbor Freight Tools U.S.A., Inc.,
Senior Secured First Lien Term Loan
4.999% (1 Month LIBOR USD + 2.50%,
0.750% Floor), 08/18/2023 (b)	594,057	581,680

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Non-Food & Drug Retailers – 2.61% – Continued
Jo-Ann Stores, LLC, Senior Secured First Lien
Term Loan 7.761% (LIBOR USD + 5.00%),
10/20/2023 (b)(d)	$420,613	$419,561
Life Time Fitness, Inc., Senior Secured
First Lien Term Loan 5.379% (3 Month
LIBOR USD + 2.75%, 1.000% Floor),
06/10/2022 (b)	690,019	683,240
Sally Holdings, LLC, Senior Secured
First Lien Term Loan 4.50%, 07/05/2024	485,000	471,359
		6,471,354
Oil & Gas – 0.63%
California Resources Corp., Senior Secured
First Lien Term Loan 7.246% (1 Month
LIBOR USD + 4.75%, 1.000% Floor),
12/30/2022 (b)	630,000	621,536
HGIM Corp., Senior Secured First Lien Term
Loan 8.743% (6 Month LIBOR USD + 6.00%,
1.000% Floor), 07/02/2023 (b)	207,008	205,844
Seadrill Operating, LP, Senior Secured First
Lien Term Loan 8.601% (3 Month LIBOR
USD + 6.00%, 1.000% Floor), 02/21/2021 (b)	416,824	348,048
U.S. Silica Co., Senior Secured
First Lien Term Loan 6.50%
(1 Month LIBOR USD + 4.00%,
1.000% Floor), 05/01/2025 (b)	415,800	394,165
		1,569,593
Packaging – 2.63%
BWAY Holding Co., Senior Secured First
Lien Term Loan 6.033% (3 Month LIBOR
USD + 3.25%), 04/03/2024 (b)	1,088,652	1,064,837
Engineered Machinery Holdings, Inc.,
Senior Secured First Lien Term Loan
6.053% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 07/19/2024 (b)	291,313	282,209

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Packaging – 2.63% – Continued
Flex Acquisition Co., Inc.
Senior Secured First Lien Term Loan
5.739% (1 Month LIBOR USD + 3.25%),
06/30/2025 (b)	$2,700	$2,623
Senior Secured First Lien Term Loan
5.876% (3 Month LIBOR USD + 3.25%),
06/30/2025 (b)	1,071,900	1,041,464
Hoffmaster Group, Inc.,
Senior Secured First Lien Term Loan
6.493% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 11/21/2023 (b)	733,125	732,212
Pro Mach Group, Inc., Senior Secured
First Lien Term Loan 5.489% (1 Month
LIBOR USD + 3.00%), 03/07/2025 (b)	495,000	480,049
Reynolds Group Holdings, Inc., Senior
Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%),
02/06/2023 (b)	619,725	613,599
Spectrum Holdings III Corp., Senior
Secured First Lien Term Loan
5.749% (1 Month LIBOR USD + 3.25%),
01/31/2025 (b)	734,234	697,522
Titan Acquisition, Ltd., Senior Secured
First Lien Term Loan 5.499% (1 Month
LIBOR USD + 3.00%), 03/28/2025 (b)	490,050	457,094
TricorBraun Holdings, Inc.
Senior Secured First Lien Term Loan
6.351% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 11/30/2023 (b)	696,170	694,924
Senior Secured First Lien Term Loan
6.363% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 11/30/2023 (b)	61,921	61,810
Trident TPI Holdings, Inc., Senior
Secured First Lien Term Loan
5.749% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 10/17/2024 (b)	382,393	369,487
		6,497,830

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Printing & Publishing – 0.51%
Harland Clarke Holdings Corp.,
Senior Secured First Lien Term Loan
7.351% (3 Month LIBOR USD + 4.75%,
1.000% Floor), 11/03/2023 (b)	$749,134	$685,457
McGraw-Hill Global Education Holdings, LLC,
Senior Secured First Lien Term Loan
6.499% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 05/04/2022 (b)	296,609	273,727
Quad/Graphics, Inc., Senior Secured
First Lien Term Loan 7.50% (1 Month
LIBOR USD + 5.00%), 02/02/2026 (b)	295,000	295,369
		1,254,553
REITs – 0.24%
VICI Properties 1, LLC, Senior Secured First
Lien Term Loan 4.491% (1 Month
LIBOR USD + 2.00%), 12/20/2024 (b)	610,909	601,174

Restaurants – 0.99%
1011778 B.C., ULC
Senior Secured First Lien Term Loan
4.743% (1 Month LIBOR USD + 2.25%,
1.000% Floor), 02/16/2024 (b)	233,314	230,009
Senior Secured First Lien Term Loan
4.749% (1 Month LIBOR USD + 2.25%,
1.000% Floor), 02/16/2024 (b)	188,086	185,420
IRB Holding Corp., Senior Secured
First Lien Term Loan 5.739% (1 Month
LIBOR USD + 3.25%, 1.000% Floor),
02/05/2025 (b)	763,593	746,004
K-Mac Holdings Corp., Senior Secured First
Lien Term Loan 5.736% (1 Month LIBOR
USD + 3.25%), 03/14/2025 (b)	590,972	583,437

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Restaurants – 0.99% – Continued
NPC International, Inc.
Senior Secured First Lien Term Loan
5.993% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 04/19/2024 (b)	$456,882	$414,239
Senior Secured First Lien Term Loan
6.134% (2 Month LIBOR USD + 3.50%,
1.000% Floor), 04/19/2024 (b)	321,268	291,283
		2,450,392
Steel Producers & Products – 0.50%
GrafTech Finance, Inc., Senior
Secured First Lien Term Loan
5.999% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 02/12/2025 (b)	937,833	936,661
MRC Global (U.S.), Inc., Senior Secured
First Lien Term Loan 5.499% (1 Month
LIBOR USD + 3.00%), 09/20/2024 (b)	291,313	291,313
		1,227,974
Support – Services – 9.99%
Access CIG, LLC
Senior Secured First Lien Term Loan
6.243% (1 Month LIBOR USD + 3.75%),
02/27/2025 (b)	1,278,172	1,265,391
Senior Secured Second Lien Term Loan
10.243% (1 Month LIBOR USD + 7.75%),
02/27/2026 (b)	315,000	312,901
Allied Universal Holdco, LLC
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 07/28/2022 (b)	933,663	905,186
Senior Secured First Lien Term Loan
6.749% (1 Month LIBOR USD + 4.25%,
1.000% Floor), 07/28/2022 (b)	239,400	234,313

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Support – Services – 9.99% – Continued
Amynta Agency Borrower, Inc.,
Senior Secured First Lien Term Loan
6.999% (1 Month LIBOR USD + 4.50%),
02/28/2025 (b)	$798,963	$780,986
Aramark Services, Inc., Senior Secured
First Lien Term Loan 4.249% (1 Month
LIBOR USD + 1.75%), 03/28/2024 (b)	404,657	402,193
Asurion, LLC
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%),
08/04/2022 (b)	1,286,360	1,281,999
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%),
11/03/2023 (b)	1,370,878	1,366,745
Senior Secured Second Lien Term Loan
8.999% (1 Month LIBOR USD + 6.50%),
08/04/2025 (b)	310,000	315,005
Belfor Holdings, Inc., Senior Secured
First Lien Term Loan 6.479% (1 Month
LIBOR USD + 4.00%), 04/03/2026 (b)(h)	470,000	474,700
Brand Energy & Infrastructure Services, Inc.
Senior Secured First Lien Term Loan
6.851% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 06/21/2024 (b)	9,764	9,379
Senior Secured First Lien Term Loan
6.896% (2 Month LIBOR USD + 4.25%,
1.000% Floor), 06/21/2024 (b)	596,482	572,954
Senior Secured First Lien Term Loan
7.011% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 06/21/2024 (b)	672,807	646,268
Brightview Landscapes, LLC, Senior Secured
First Lien Term Loan 5.00% (1 Month
LIBOR USD + 2.50%), 08/15/2025 (b)	1,136,413	1,131,668

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Support – Services – 9.99% – Continued
Camelot Finance, LP
Senior Secured First Lien Term Loan
5.743% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 10/03/2023 (b)	$474,658	$472,828
Senior Secured First Lien Term Loan
5.746% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 10/03/2023 (b)	689,365	686,708
Capri Acquisitions BidCo, Ltd., Senior Secured
First Lien Term Loan 5.994% (3 Month
LIBOR USD + 3.25%), 11/01/2024 (b)	722,976	713,487
EAB Global, Inc., Senior Secured
First Lien Term Loan 6.408% (6 Month
LIBOR USD + 3.75%, 1.000% Floor),
11/15/2024 (b)	628,650	615,291
Garda World Security Corp.
Senior Secured First Lien Term Loan
6.115% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 05/24/2024 (b)	1,007,201	996,373
Senior Secured First Lien Term Loan
8.00% (Prime Rate + 2.50%,
1.000% Floor), 05/24/2024 (b)	2,569	2,542
IRI Holdings, Inc., Senior Secured
First Lien Term Loan 7.129% (3 Month
LIBOR USD + 4.50%), 12/01/2025 (b)	1,735,650	1,714,606
Lakeland Tours, LLC, Senior Secured First
Lien Term Loan 6.615% (3 Month LIBOR
USD + 4.00%, 1.000% Floor), 12/16/2024 (b)	712,660	709,987
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan
5.749% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 03/13/2025 (b)	61,031	60,001
Senior Secured First Lien Term Loan
5.821% (2 Month LIBOR USD + 3.25%,
1.000% Floor), 03/13/2025 (b)	548,590	539,333
Senior Secured First Lien Term Loan
5.829% (2 Month LIBOR USD + 3.25%,
1.000% Floor), 03/13/2025 (b)	137,147	134,833

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Support – Services – 9.99% – Continued
MoneyGram Payment Systems Worldwide, Inc.,
Senior Secured First Lien Term Loan
5.749% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 03/27/2020 (b)	$1,121,766	$1,057,965
PODS, LLC, Senior Secured First Lien Term
Loan 5.243% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 12/06/2024 (b)	950,528	934,393
Prometric Holdings, Inc., Senior Secured
First Lien Term Loan 5.50% (1 Month
LIBOR USD + 3.00%, 1.000% Floor),
01/29/2025 (b)	727,650	718,554
Renaissance Holding Corp., Senior
Secured First Lien Term Loan
5.749% (1 Month LIBOR
USD + 3.25%), 06/02/2025 (b)	521,063	500,871
Severin Acquisition, LLC, Senior Secured
First Lien Term Loan 5.989% (3 Month
LIBOR USD + 3.25%), 08/01/2025 (b)	598,500	582,415
SiteOne Landscape Supply, Inc., Senior
Secured First Lien Term Loan
5.24% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 10/29/2024 (b)	392,508	390,179
Staples, Inc., Senior Secured First Lien Term
Loan 6.489% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 09/12/2024 (b)	489,250	486,190
Tempo Acquisition, LLC, Senior Secured
First Lien Term Loan 5.499% (1 Month
LIBOR USD + 3.00%), 05/01/2024 (b)	552,718	548,299
TKC Holdings, Inc., Senior Secured First
Lien Term Loan 6.25% (1 Month LIBOR
USD + 3.75%, 1.000% Floor), 02/01/2023 (b)	367,735	361,759
TMK Hawk Parent, Corp., Senior Secured
First Lien Term Loan 6.00% (1 Month
LIBOR USD + 3.50%), 08/28/2024 (b)	413,745	367,974
USIC Holdings, Inc., Senior Secured First
Lien Term Loan 5.749% (1 Month LIBOR
USD + 3.25%, 1.000% Floor), 12/08/2023 (b)	807,173	788,677

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Support – Services – 9.99% – Continued
Verra Mobility Corp., Senior Secured First
Lien Term Loan 6.249% (1 Month LIBOR
USD + 3.75%), 03/03/2025 (b)	$608,850	$610,372
West Corp.
Senior Secured First Lien Term Loan
6.129% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 10/10/2024 (b)	265,332	246,980
Senior Secured First Lien Term Loan
6.629% (3 Month LIBOR USD + 4.00%,
1.000% Floor), 10/10/2024 (b)	839,328	790,319
		24,730,624
Technology – 9.59%
Almonde, Inc., Senior Secured First Lien Term
Loan 6.101% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 06/13/2024 (b)	678,634	655,977
Avaya, Inc.
Senior Secured First Lien Term Loan
6.734% (1 Month LIBOR USD + 4.25%),
12/16/2024 (b)	894,193	891,864
Senior Secured First Lien Term Loan
6.849% (2 Month LIBOR USD + 4.25%),
12/16/2024 (b)	540,708	539,299
Barracuda Networks, Inc., Senior Secured
First Lien Term Loan 5.741%
(1 Month LIBOR USD + 3.25%,
1.000% Floor), 02/12/2025 (b)	952,800	947,145
Canyon Valor Companies, Inc., Senior Secured
First Lien Term Loan 5.351% (3 Month
LIBOR USD + 2.75%), 06/16/2023 (b)	871,122	865,952
Carbonite, Inc., Senior Secured First Lien
Term Loan 6.306% (3 Month LIBOR
USD + 3.75%), 03/26/2026 (b)	545,000	545,341
Celestica, Inc., Senior Secured First Lien
Term Loan 4.615% (1 Month LIBOR
USD + 2.125%), 06/27/2025 (b)	620,313	604,805

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Technology – 9.59% – Continued
CommScope, Inc., Senior Secured First
Lien Term Loan 5.729% (1 Month
LIBOR USD + 3.25%), 04/03/2026 (b)(h)	$645,000	$645,535
Compuware Corp., Senior Secured First
Lien Term Loan 5.999% (1 Month LIBOR
USD + 3.50%), 08/22/2025 (b)	359,100	360,000
Diebold Nixdorf, Inc., Senior Secured First
Lien Term Loan 11.75% (1 Month LIBOR
USD + 9.25%), 08/24/2022 (b)	277,219	294,891
Dynatrace, LLC, Senior Secured First Lien
Term Loan 5.749% (1 Month LIBOR
USD + 3.25%), 08/22/2025 (b)	892,763	890,419
EagleView Technology Corp., Senior Secured
First Lien Term Loan 5.982% (1 Month
LIBOR USD + 3.50%), 08/14/2025 (b)	887,775	866,317
Genesys Telecommunications
Laboratories, Inc., Senior Secured First
Lien Term Loan 5.749% (1 Month
LIBOR USD + 3.25%), 12/01/2023 (b)	1,223,742	1,210,434
GlobalLogic Holdings, Inc.
Senior Secured First Lien Delayed-Draw
Term Loan 5.587% (LIBOR USD + 3.25%),
08/01/2025 (b)(d)(g)	70,000	69,825
Senior Secured First Lien Term Loan
5.749% (1 Month LIBOR USD + 3.25%),
08/01/2025 (b)	502,475	501,219
Help/Systems Holdings, Inc., Senior
Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%),
03/28/2025 (b)	630,661	623,566
Imperva, Inc., Senior Secured First Lien Term
Loan 6.493% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 01/12/2026 (b)	795,000	789,908
Informatica, LLC, Senior Secured First
Lien Term Loan 5.749% (1 Month LIBOR
USD + 3.25%), 08/05/2022 (b)	751,545	751,395

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Technology – 9.59% – Continued
Ivanti Software, Inc., Senior Secured
First Lien Term Loan 6.75%
(1 Month LIBOR USD + 4.25%,
1.000% Floor), 01/22/2024 (b)	$428,651	$426,242
Kronos, Inc., Senior Secured
First Lien Term Loan 5.736%
(3 Month LIBOR USD + 3.00%,
1.000% Floor), 11/01/2023 (b)	622,721	618,007
MA FinanceCo., LLC, Senior Secured
First Lien Term Loan 4.999% (1 Month
LIBOR USD + 2.50%), 06/21/2024 (b)	113,004	110,349
Microchip Technology, Inc., Senior Secured
First Lien Term Loan 4.50% (1 Month
LIBOR USD + 2.00%), 05/29/2025 (b)	360,244	357,002
MLN U.S. HoldCo, LLC, Senior Secured
First Lien Term Loan 6.999% (1 Month
LIBOR USD + 4.50%), 11/28/2025 (b)	992,513	977,377
Optiv Security, Inc., Senior Secured
First Lien Term Loan 5.749%
(1 Month LIBOR USD + 3.25%,
1.000% Floor), 02/01/2024 (b)	876,255	839,014
Plantronics, Inc., Senior Secured First
Lien Term Loan 4.999% (1 Month LIBOR
USD + 2.50%), 07/02/2025 (b)	184,274	181,280
Project Alpha Intermediate Holding, Inc.
Senior Secured First Lien Term Loan
6.37% (6 Month LIBOR USD + 3.50%,
1.000% Floor), 04/26/2024 (b)	786,000	768,315
Senior Secured First Lien Term Loan
6.78% (1 Month LIBOR
USD + 4.25%), 04/26/2024 (b)(h)	540,000	534,600
Red Ventures, LLC, Senior Secured First
Lien Term Loan 5.499% (1 Month LIBOR
USD + 3.00%), 11/08/2024 (b)	406,706	404,774
Rocket Software, Inc., Senior Secured First
Lien Term Loan 6.749% (1 Month LIBOR
USD + 4.25%), 11/28/2025 (b)	475,000	474,409

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Technology – 9.59% – Continued
RP Crown Parent, LLC, Senior Secured
First Lien Term Loan 5.243% (1 Month
LIBOR USD + 2.75%, 1.000% Floor),
10/12/2023 (b)	$552,288	$545,903
Seattle SpinCo, Inc., Senior Secured First
Lien Term Loan 4.999% (1 Month LIBOR
USD + 2.50%), 06/21/2024 (b)	763,146	745,212
SolarWinds Holdings, Inc., Senior Secured
First Lien Term Loan 5.249% (1 Month
LIBOR USD + 2.75%), 02/05/2024 (b)	1,517,635	1,504,357
Solera, LLC, Senior Secured First Lien
Term Loan 5.249% (1 Month LIBOR
USD + 2.75%), 03/03/2023 (b)	769,044	764,083
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan
4.749% (1 Month LIBOR USD + 2.25%),
04/16/2025 (b)	448,922	445,896
Senior Secured First Lien Term Loan
4.749% (1 Month LIBOR USD + 2.25%),
04/16/2025 (b)	322,774	320,598
TIBCO Software, Inc., Senior Secured
First Lien Term Loan 6.00% (1 Month
LIBOR USD + 3.50%, 1.000% Floor),
12/04/2020 (b)	862,997	860,839
Vertafore, Inc., Senior Secured First Lien
Term Loan 5.749% (1 Month LIBOR
USD + 3.25%), 07/02/2025 (b)	807,975	794,987
		23,727,136
Telecommunications – Satellites – 1.48%
Maxar Technologies, Ltd., Senior Secured
First Lien Term Loan 5.25% (1 Month
LIBOR USD + 2.75%), 10/04/2024 (b)	1,417,013	1,107,551
Speedcast International, Ltd., Senior Secured
First Lien Term Loan 5.351% (3 Month
LIBOR USD + 2.75%), 05/15/2025 (b)	843,625	820,075

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Telecommunications – Satellites – 1.48% – Continued
Telesat Canada, Senior Secured First Lien Term
Loan 5.101% (3 Month LIBOR USD + 2.50%,
0.750% Floor), 11/17/2023 (b)	$792,390	$783,674
Xplornet Communications, Inc., Senior
Secured First Lien Term Loan 6.601%
(3 Month LIBOR USD + 4.00%,
1.000% Floor), 09/09/2021 (b)	968,276	963,434
		3,674,734
Telecommunications – Wireline/Wireless – 3.86%
Altice Financing S.A., Senior Secured
First Lien Term Loan 5.234% (1 Month
LIBOR USD + 2.75%), 07/15/2025 (b)	547,818	523,440
Cable & Wireless Communications, Ltd.,
Senior Secured First Lien Term Loan
5.749% (1 Month LIBOR USD + 3.25%),
01/30/2026 (b)	750,000	748,361
CenturyLink, Inc., Senior Secured
First Lien Term Loan 5.249% (1 Month
LIBOR USD + 2.75%), 01/31/2025 (b)	1,816,517	1,784,738
Consolidated Communications, Inc.,
Senior Secured First Lien Term Loan
5.50% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 10/05/2023 (b)	1,237,156	1,173,498
Dawn Acquisition, LLC, Senior Secured
First Lien Term Loan 6.351% (3 Month
LIBOR USD + 3.75%), 12/31/2025 (b)	648,375	615,956
Flexential Intermediate Corp., Senior Secured
First Lien Term Loan 6.101% (3 Month
LIBOR USD + 3.50%), 08/01/2024 (b)	774,191	711,532
Masergy Holdings, Inc., Senior Secured
First Lien Term Loan 5.851%
(3 Month LIBOR USD + 3.25%,
1.000% Floor), 12/15/2023 (b)	488,750	478,975
MTN Infrastructure TopCo, Inc., Senior
Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 11/15/2024 (b)	445,500	442,807

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Telecommunications – Wireline/Wireless – 3.86% – Continued
Numericable U.S., LLC
Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%),
07/31/2025 (b)	$632,341	$589,658
Senior Secured First Lien Term Loan
6.484% (1 Month LIBOR USD + 4.00%),
08/14/2026 (b)	369,075	354,773
Rackspace Hosting, Inc., Senior
Secured First Lien Term Loan 5.738%
(3 Month LIBOR USD + 3.00%,
1.000% Floor), 11/03/2023 (b)	683,675	641,800
Sprint Communications, Inc., Senior
Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 2.50%,
0.750% Floor), 02/02/2024 (b)	1,086,199	1,060,131
TierPoint, LLC, Senior Secured First
Lien Term Loan 6.249% (1 Month LIBOR
USD + 3.75%, 1.000% Floor), 05/06/2024 (b)	450,903	428,263
		9,553,932
Utilities – Electric – 1.41%
Calpine Corp., Senior Secured First Lien
Term Loan 5.11% (3 Month LIBOR
USD + 2.50%), 01/15/2024 (b)	631,362	626,166
Exgen Renewables IV, LLC, Senior
Secured First Lien Term Loan 5.63%
(3 Month LIBOR USD + 3.00%,
1.000% Floor), 11/29/2024 (b)	670,814	630,776
Frontera Generation Holdings, LLC,
Senior Secured First Lien Term Loan
6.731% (1 Month LIBOR USD + 4.25%,
1.000% Floor), 05/02/2025 (b)	625,275	620,326
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan
6.243% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 01/30/2024 (b)	31,549	30,589
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 01/30/2024 (b)	571,118	553,747

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 85.22% – Continued

Utilities – Electric – 1.41% – Continued
Vistra Operations Co., LLC
Senior Secured First Lien Term Loan
4.499% (1 Month LIBOR USD + 2.00%),
08/04/2023 (b)	$432,241	$428,109
Senior Secured First Lien Term Loan
4.482% (1 Month LIBOR USD + 2.00%),
12/31/2025 (b)	453,659	447,648
Senior Secured First Lien Term Loan
4.499% (1 Month LIBOR USD + 2.00%),
12/31/2025 (b)	161,691	159,549
		3,496,910
Utilities – Gas – 1.00%
Brazos Delaware II, LLC, Senior Secured
First Lien Term Loan 6.487% (1 Month
LIBOR USD + 4.00%), 05/21/2025 (b)	401,963	382,668
Lucid Energy Group II Borrower, LLC,
Senior Secured First Lien Term Loan
5.486% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 02/18/2025 (b)	459,829	436,435
Northriver Midstream Finance, LP,
Senior Secured First Lien Term Loan
6.047% (3 Month LIBOR USD + 3.25%),
10/01/2025 (b)	751,225	750,241
Traverse Midstream Partners, LLC,
Senior Secured First Lien Term Loan
6.50% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 09/27/2024 (b)	895,500	896,342
		2,465,686
TOTAL BANK LOANS
(Cost $214,753,142)		210,927,100

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.26% (i)

Consumer Products – 0.22%
Griffon Corp. 5.25%, 03/01/2022	$560,000	$553,000

Environmental – 0.16%
Hulk Finance Corp. 7.00%, 06/01/2026 (c)(j)	420,000	399,000

Finance – Insurance – 0.15%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (j)	410,000	371,050

Finance – Services – 2.16%
Alliance Data Systems Corp.
5.875%, 11/01/2021 (j)	1,350,000	1,383,750
Navient Corp. 5.50%, 01/25/2023	780,000	783,900
Starwood Property Trust, Inc.
5.00%, 12/15/2021	750,000	771,563
VFH Parent, LLC / Orchestra Co-Issuer, Inc.
6.75%, 06/15/2022 (j)	1,600,000	1,654,128
WEX, Inc. 4.75%, 02/01/2023 (j)	745,000	745,000
		5,338,341
Food & Drug Retailers – 0.12%
Albertson’s Cos., LLC / Safeway, Inc. /
New Albertson’s, Inc. / Albertson’s, LLC
5.75%, 03/15/2025	310,000	295,663

Gaming – 0.47%
Eldorado Resorts, Inc. 7.00%, 08/01/2023	575,000	603,123
Scientific Games International, Inc.
5.00%, 10/15/2025 (j)	560,000	550,200
		1,153,323
Healthcare – 1.42%
Avantor, Inc. 6.00%, 10/01/2024 (j)	875,000	910,000
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (c)(j)	775,000	794,375
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	400,000	408,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.26% (i) – Continued

Healthcare – 1.42% – Continued
MPH Acquisition Holdings, LLC
7.125%, 06/01/2024 (j)	$550,000	$550,000
Tenet Healthcare Corp. 4.625%, 07/15/2024	851,000	855,511
		3,518,386
Leisure & Entertainment – 0.45%
VOC Escrow, Ltd. 5.00%, 02/15/2028 (c)(j)	1,145,000	1,119,238

Media – Broadcast – 0.57%
LIN Television Corp. 5.875%, 11/15/2022	550,000	565,813
Tribune Media Co. 5.875%, 07/15/2022	825,000	846,140
		1,411,953
Media – Cable – 1.67%
Block Communications, Inc.
6.875%, 02/15/2025 (j)	1,410,000	1,468,162
Cablevision Systems Corp.
8.00%, 04/15/2020	650,000	680,875
CCO Holdings, LLC / CCO Holdings
Capital Corp. 5.25%, 09/30/2022	575,000	586,859
DISH DBS Corp. 5.875%, 07/15/2022	1,450,000	1,408,747
		4,144,643
Media Diversified & Services – 0.39%
Match Group, Inc. 5.625%, 02/15/2029 (j)	510,000	518,288
Meredith Corp. 6.875%, 02/01/2026	420,000	443,100
		961,388
Non-Food & Drug Retailers – 0.65%
JC Penney Corp., Inc.
8.625%, 03/15/2025 (j)	445,000	262,550
PetSmart, Inc. 5.875%, 06/01/2025 (j)	1,595,000	1,343,787
		1,606,337
Packaging – 0.22%
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	533,009	534,342
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.26% (i) – Continued

REITs – 0.24%
VICI Properties 1, LLC / VICI FC, Inc.
8.00%, 10/15/2023	$550,000	$605,000

Support – Services – 0.28%
GEO Group, Inc. 5.125%, 04/01/2023	780,000	696,150

Technology – 0.55%
Dell International, LLC / EMC Corp.
4.42%, 06/15/2021 (j)	750,000	769,741
NCR Corp. 4.625%, 02/15/2021	600,000	600,450
		1,370,191
Telecommunications – Satellites – 0.57%
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	1,300,000	1,400,763

Telecommunications – Wireline/Wireless – 0.38%
Frontier Communications Corp.
8.50%, 04/01/2026 (j)	280,000	261,100
Sprint Communications, Inc.
7.00%, 08/15/2020	650,000	672,750
		933,850
Transportation Excluding Air & Rail – 0.14%
XPO Logistics, Inc. 6.50%, 06/15/2022 (j)	350,000	357,875

Utilities – Electric – 0.45%
AES Corp. 4.50%, 03/15/2023	445,000	450,563
TerraForm Power Operating, LLC
4.25%, 01/31/2023 (j)	655,000	650,408
		1,100,971
TOTAL CORPORATE BONDS
(Cost $28,103,921)		27,871,464

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 0.46%

Forestry & Paper – 0.35%
Verso Corp. (a)	40,879	$875,628

Media – Broadcast – 0.06%
Cumulus Media, Inc. (a)	8,437	151,950

Media Diversified & Services – 0.02%
Pacifico, Inc. (a)(f)	2,592	51,840

Oil & Gas – 0.03%
Ascent Resources, LLC (a)(f)	11,064	31,256
HGIM Corp. (a)	1,010	36,865
		68,121
TOTAL COMMON STOCKS
(Cost $2,134,718)		1,147,539

WARRANTS – 0.07%

Oil & Gas – 0.07%
Ascent Resources, LLC (a)(f)	72,369	9,046
Ascent Resources, LLC (a)(f)	56,287	4,222
HGIM Corp. (a)	4,517	164,870
TOTAL WARRANTS
(Cost $202,573)		178,138

PRIVATE PLACEMENTS – 0.02%

Utilities – Gas – 0.02%
Southcross Energy Partners, LP (a)	63	—
Southcross Energy Partners, LP	63	33,863
TOTAL PRIVATE PLACEMENTS
(Cost $0)		33,863

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS – 3.05%

Money Market Fund – 3.05%
First American Government
Obligations Fund – Class X, 2.36% (e)	7,555,090	$7,555,090
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,555,090)		7,555,090
Total Investments (Cost $252,749,444) – 100.08%		247,713,194
Liabilities in Excess of Other Assets – (0.08%)		(195,155)
TOTAL NET ASSETS – 100.00%		$247,518,039

Percentages are stated as a percent of net assets.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2019.
(c)	U.S. traded security of a foreign issuer.
(d)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(e)	Rate shown is the 7-day annualized yield as of March 31, 2019.
(f)	Value determined using significant unobservable inputs.
(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security. A security may be considered illiquid if it lacks a readily available market. As of March 31, 2019 the value of these investments was $4,499,145 or 1.82% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)
Rule 144a security.  The Fund’s Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019 the value of these investments was $14,108,652 or 5.70% of net assets.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2019 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC /
Reynolds Group Issuer Lu 5.75%, 10/15/2020	1.62%
T-Mobile USA, Inc. 6.00%, 3/01/2023	1.62%
Jaguar Holding Co. II / Pharmaceutical Product Development, LLC
6.375%, 8/1/2023	1.31%
XPO Logistics, Inc. 6.50%, 6/15/2022	1.26%
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	1.20%
TEGNA, Inc. 5.125%, 7/15/2020	1.19%
Hughes Satellite Systems Corp. 7.625%, 6/15/2021	1.13%
DaVita HealthCare Partners, Inc. 5.75%, 8/15/2022	1.12%
Iron Mountain, Inc. 6.00%, 8/15/2023	1.08%
Boyd Gaming Corp. 6.875%, 5/15/2023	1.08%

The portfolio’s holdings and allocations are subject to change.  The top ten holdings presented exclude short-term investments. The percentages are of total net assets as of March 31, 2019.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h)

Aerospace & Defense – 0.61%
Bombardier, Inc.
8.75%, 12/01/2021 (b)(c)(d)	$1,648,000	$1,827,220
6.00%, 10/15/2022 (b)(c)(d)	495,000	501,806
TransDigm, Inc. 6.00%, 07/15/2022	570,000	580,688
		2,909,714
Automotive – 1.80%
American Axle & Manufacturing, Inc.
7.75%, 11/15/2019	947,000	970,083
6.625%, 10/15/2022	1,112,000	1,141,190
IHO Verwaltungs GmbH 4.125% Cash or
5.00% PIK, 09/15/2021 (b)(c)(d)(i)	3,025,000	3,043,906
Penske Automotive Group, Inc.
5.75%, 10/01/2022	3,379,000	3,450,804
		8,605,983
Beverage & Food – 1.08%
B&G Foods, Inc. 4.625%, 06/01/2021	2,950,000	2,953,687
Darling Ingredients, Inc.
5.375%, 01/15/2022	2,150,000	2,190,313
		5,144,000
Building & Construction – 0.88%
Lennar Corp. 6.25%, 12/15/2021	602,000	635,862
M/I Homes, Inc. 6.75%, 01/15/2021	1,375,000	1,399,063
Toll Brothers Finance Corp.
6.75%, 11/01/2019	350,000	358,733
TRI Pointe Group, Inc. / TRI Pointe
Homes, Inc. 4.375%, 06/15/2019	1,800,000	1,806,750
		4,200,408
Chemicals – 2.65%
Blue Cube Spinco, LLC
9.75%, 10/15/2023	3,840,000	4,281,600
10.00%, 10/15/2025	875,000	1,005,419
OCI N.V. 6.625%, 04/15/2023 (b)(c)(d)	765,000	797,130
PQ Corp. 6.75%, 11/15/2022 (c)(d)	3,700,000	3,852,625
Univar U.S.A., Inc. 6.75%, 07/15/2023 (c)(d)	2,675,000	2,747,225
		12,683,999

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Consumer Products – 2.41%
Central Garden & Pet Co.
6.125%, 11/15/2023	$850,000	$891,437
First Quality Finance Co., Inc.
4.625%, 05/15/2021 (c)(d)	3,378,000	3,386,445
Griffon Corp. 5.25%, 03/01/2022	1,050,000	1,036,875
Prestige Brands, Inc.
5.375%, 12/15/2021 (c)(d)	4,640,000	4,692,200
Spectrum Brands, Inc.
6.625%, 11/15/2022	1,482,000	1,519,791
		11,526,748
Environmental – 1.04%
Clean Harbors, Inc.
5.125%, 06/01/2021	1,400,000	1,407,000
GFL Environmental, Inc.
5.625%, 05/01/2022 (b)(c)(d)	3,635,000	3,544,125
		4,951,125
Finance – Banking – 0.88%
Ally Financial, Inc. 8.00%, 03/15/2020	4,000,000	4,190,000

Finance – Services – 7.53%
Alliance Data Systems Corp.
5.875%, 11/01/2021 (c)(d)	3,405,000	3,490,125
DAE Funding, LLC
4.00%, 08/01/2020 (c)(d)	2,592,000	2,604,960
5.75%, 11/15/2023 (c)(d)	1,500,000	1,545,000
5.00%, 08/01/2024 (c)(d)	863,000	875,945
Lincoln Finance, Ltd.
7.375%, 04/15/2021 (b)(c)(d)	4,858,000	4,955,160
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/2023 (c)(d)	1,715,000	1,770,737
Nationstar Mortgage, LLC / Nationstar
Capital Corp. 6.50%, 07/01/2021	3,255,000	3,263,137
Navient Corp.
8.00%, 03/25/2020	875,000	912,187
5.875%, 03/25/2021	2,680,000	2,777,150
6.625%, 07/26/2021	390,000	408,525
6.50%, 06/15/2022	1,175,000	1,227,508

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Finance – Services – 7.53% – Continued
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (b)(c)(d)	$1,155,000	$1,186,647
Springleaf Finance Corp.
8.25%, 12/15/2020	505,000	543,506
7.75%, 10/01/2021	1,020,000	1,102,875
6.125%, 05/15/2022	475,000	494,000
6.125%, 03/15/2024	2,631,000	2,696,723
Starwood Property Trust, Inc.
3.625%, 02/01/2021 (c)(d)	645,000	644,194
5.00%, 12/15/2021	3,555,000	3,657,206
VFH Parent, LLC / Orchestra
Co-Issuer, Inc. 6.75%, 06/15/2022 (c)(d)	1,797,000	1,857,793
		36,013,378
Food & Drug Retailers – 0.29%
Ingles Markets, Inc. 5.75%, 06/15/2023	1,361,000	1,393,324

Forestry & Paper – 0.26%
Cascades, Inc. 5.50%, 07/15/2022 (b)(c)(d)	1,235,000	1,247,350

Gaming – 3.06%
Boyd Gaming Corp. 6.875%, 05/15/2023	4,936,000	5,145,780
Eldorado Resorts, Inc. 7.00%, 08/01/2023	2,845,000	2,984,149
MGM Resorts International
6.75%, 10/01/2020	2,100,000	2,205,000
7.75%, 03/15/2022	3,870,000	4,276,350
		14,611,279
General Industrial Manufacturing – 0.65%
Actuant Corp. 5.625%, 06/15/2022	1,225,000	1,241,844
Gates Global, LLC / Gates Global Co.
6.00%, 07/15/2022 (c)(d)	1,855,000	1,869,209
		3,111,053
Healthcare – 15.11%
Acadia Healthcare Co., Inc.
6.125%, 03/15/2021	1,400,000	1,401,750
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (c)(d)	1,300,000	1,098,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Healthcare – 15.11% – Continued
Bausch Health Cos., Inc.
5.50%, 03/01/2023 (b)(c)(d)	$2,662,000	$2,685,292
5.875%, 05/15/2023 (b)(c)(d)	751,000	763,204
7.00%, 03/15/2024 (b)(c)(d)	2,361,000	2,503,841
Centene Corp.
5.625%, 02/15/2021	4,570,000	4,644,262
4.75%, 05/15/2022	2,583,000	2,637,889
6.125%, 02/15/2024	638,000	669,294
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	5,250,000	5,361,563
HCA, Inc.
4.25%, 10/15/2019	525,000	527,764
6.50%, 02/15/2020	4,975,000	5,120,678
6.25%, 02/15/2021	500,000	526,675
7.50%, 02/15/2022	3,235,000	3,575,645
5.875%, 03/15/2022	585,000	628,009
Jaguar Holding Co. II / Pharmaceutical
Product Development, LLC
6.375%, 08/01/2023 (c)(d)	6,116,000	6,245,965
Molina Healthcare, Inc.
5.375%, 11/15/2022 (e)	2,753,000	2,868,241
MPH Acquisition Holdings, LLC
7.125%, 06/01/2024 (c)(d)	3,400,000	3,400,000
MPT Operating Partnership, LP /
MPT Finance Corp. 6.375%, 03/01/2024	3,320,000	3,477,700
Polaris Intermediate Corp. 8.50% Cash or
9.00% PIK, 12/01/2022 (c)(d)(i)	960,890	951,521
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (c)(d)	1,430,000	1,522,056
Sabra Health Care, LP / Sabra Capital Corp.
5.50%, 02/01/2021	770,000	779,144
5.375%, 06/01/2023	1,050,000	1,067,062
Service Corp International U.S.
4.50%, 11/15/2020	550,000	549,313
5.375%, 01/15/2022	1,150,000	1,163,800
Sotera Health Holdings, LLC
6.50%, 05/15/2023 (c)(d)	2,904,000	2,933,040

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Healthcare – 15.11% – Continued
Sotera Health Topco, Inc. 8.125% Cash or
9.00% PIK, 11/01/2021 (c)(d)(i)	$1,281,000	$1,268,190
Syneos Health, Inc. / inVentiv Health, Inc. /
inVentiv Health Clinical, Inc.
7.50%, 10/01/2024 (c)(d)	844,000	892,530
Tenet Healthcare Corp.
6.00%, 10/01/2020	810,000	842,400
4.50%, 04/01/2021	3,664,000	3,737,280
4.375%, 10/01/2021	4,632,000	4,735,757
Teva Pharmaceutical Finance
Netherlands III B.V. 2.20%, 07/21/2021 (b)	2,635,000	2,513,139
Vizient, Inc. 10.375%, 03/01/2024 (c)(d)	1,067,000	1,160,949
		72,252,453
Hotels – 0.44%
RHP Hotel Properties, LP / RHP Finance Corp.
5.00%, 04/15/2021	2,100,000	2,110,500

Leisure & Entertainment – 1.02%
AMC Entertainment Holdings, Inc.
5.875%, 02/15/2022	2,160,000	2,200,500
NCL Corp., Ltd. 4.75%, 12/15/2021 (b)(c)(d)	1,375,000	1,393,906
Wyndham Destinations, Inc.
5.625%, 03/01/2021	1,250,000	1,293,750
		4,888,156
Media – Broadcast – 4.74%
LIN Television Corp. 5.875%, 11/15/2022	860,000	884,725
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (c)(d)	2,350,000	2,391,125
Sinclair Television Group, Inc.
5.375%, 04/01/2021	3,280,000	3,288,200
6.125%, 10/01/2022	750,000	765,000
Sirius XM Radio, Inc.
6.00%, 07/15/2024 (c)(d)	1,915,000	1,991,600
TEGNA, Inc.
5.125%, 10/15/2019	879,000	882,296
5.125%, 07/15/2020	5,656,000	5,677,210
6.375%, 10/15/2023	1,470,000	1,525,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Media – Broadcast – 4.74% – Continued
Tribune Media Co. 5.875%, 07/15/2022	$2,794,000	$2,865,596
Univision Communications, Inc.
6.75%, 09/15/2022 (c)(d)	2,360,000	2,407,200
		22,678,077
Media – Cable – 8.38%
Cable ONE, Inc. 5.75%, 06/15/2022 (c)(d)	2,525,000	2,569,187
CCO Holdings, LLC / CCO
Holdings Capital Corp.
5.25%, 03/15/2021	993,000	997,970
5.25%, 09/30/2022	5,575,000	5,689,984
CSC Holdings, LLC
6.75%, 11/15/2021	800,000	857,000
5.125%, 12/15/2021 (c)(d)	2,000,000	2,007,500
5.125%, 12/15/2021 (c)(d)	1,945,000	1,952,294
10.875%, 10/15/2025 (c)(d)	4,070,000	4,708,990
DISH DBS Corp.
7.875%, 09/01/2019	2,420,000	2,456,300
6.75%, 06/01/2021	4,430,000	4,578,405
5.875%, 07/15/2022	1,130,000	1,097,852
GCI, LLC 6.75%, 06/01/2021	3,441,000	3,462,506
Lions Gate Capital Holdings, LLC
6.375%, 02/01/2024 (c)(d)	1,085,000	1,139,250
Mediacom Broadband, LLC / Mediacom
Broadband Corp. 5.50%, 04/15/2021	2,547,000	2,558,589
Midcontinent Communications /
Midcontinent Finance Corp.
6.875%, 08/15/2023 (c)(d)	4,240,000	4,432,019
Netflix, Inc. 5.375%, 02/01/2021	1,500,000	1,561,406
		40,069,252
Media Diversified & Services – 2.38%
Match Group, Inc. 6.375%, 06/01/2024	1,760,000	1,856,800
National CineMedia, LLC
6.00%, 04/15/2022	2,205,000	2,238,075
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	1,290,000	1,291,613
5.50%, 10/01/2021 (b)(c)(d)	3,775,000	3,793,875
5.00%, 04/15/2022 (c)(d)	1,400,000	1,389,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Media Diversified & Services – 2.38% – Continued
Outfront Media Capital, LLC / Outfront
Media Capital Corp. 5.25%, 02/15/2022	$819,000	$830,261
		11,400,124
Metals & Mining Excluding Steel – 1.93%
Arconic, Inc. 5.40%, 04/15/2021	1,405,000	1,449,524
FMG Resources Pty, Ltd.
4.75%, 05/15/2022 (b)(c)(d)	1,550,000	1,555,813
Freeport-McMoRan, Inc.
6.875%, 02/15/2023	2,040,000	2,170,050
Teck Resources, Ltd.
8.50%, 06/01/2024 (b)(c)(d)	3,786,000	4,059,496
		9,234,883
Non-Food & Drug Retailers – 1.01%
Michaels Stores, Inc.
5.875%, 12/15/2020 (c)(d)	4,815,000	4,827,038

Oil & Gas – 0.35%
Range Resources Corp. 5.75%, 06/01/2021	1,650,000	1,683,000

Packaging – 3.99%
Ardagh Packaging Finance PLC /
Ardagh Holdings U.S.A., Inc.
7.25%, 05/15/2024 (b)(c)(d)	2,184,000	2,308,925
Berry Global, Inc. 6.00%, 10/15/2022	2,300,000	2,374,750
Greif, Inc. 7.75%, 08/01/2019	1,825,000	1,856,937
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	7,728,634	7,747,956
6.875%, 02/15/2021 (e)	1,351,495	1,358,253
6.287% (3 Month LIBOR USD + 3.50%),
07/15/2021 (a)(c)(d)	1,150,000	1,157,187
Silgan Holdings, Inc. 5.50%, 02/01/2022	2,250,000	2,272,500
		19,076,508
REITs – 0.58%
VICI Properties 1, LLC / VICI FC, Inc.
8.00%, 10/15/2023	2,503,582	2,753,940

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Restaurants – 0.08%
1011778 B.C., ULC / New Red Finance, Inc.
4.625%, 01/15/2022 (b)(c)(d)	$403,000	$405,906

Steel Producers & Products – 0.53%
Steel Dynamics, Inc. 5.125%, 10/01/2021	255,000	257,550
Zekelman Industries, Inc.
9.875%, 06/15/2023 (c)(d)	2,131,000	2,270,847
		2,528,397
Support – Services – 2.92%
CoreCivic, Inc. 4.125%, 04/01/2020	1,250,000	1,250,000
Exela Intermediate, LLC / Exela Finance, Inc.
10.00%, 07/15/2023 (c)(d)	496,000	506,912
Garda World Security Corp.
7.25%, 11/15/2021 (b)(c)(g)	1,000,000	995,000
GEO Group, Inc. 5.875%, 01/15/2022	2,955,000	2,866,350
Herc Rentals, Inc. 7.50%, 06/01/2022 (c)(d)	920,000	961,400
Iron Mountain, Inc.
4.375%, 06/01/2021 (c)(d)	950,000	957,125
6.00%, 08/15/2023	5,042,000	5,186,957
Williams Scotsman International, Inc.
7.875%, 12/15/2022 (c)(d)	1,180,000	1,218,350
		13,942,094
Technology – 3.86%
Advanced Micro Devices, Inc.
7.00%, 07/01/2024	168,000	176,296
CDK Global, Inc. 3.80%, 10/15/2019 (e)	1,575,000	1,578,938
CommScope, Inc. 5.00%, 06/15/2021 (c)(d)	2,795,000	2,803,385
Dell International, LLC / EMC Corp.
5.875%, 06/15/2021 (c)(d)	4,500,000	4,586,110
7.125%, 06/15/2024 (c)(d)	1,000,000	1,060,379
First Data Corp.
5.375%, 08/15/2023 (c)(d)	4,025,000	4,120,594
5.75%, 01/15/2024 (c)(d)	495,000	510,840
Infor Software Parent, LLC / Infor Software
Parent, Inc. 7.125% Cash or 8.00%
PIK, 05/01/2021 (c)(d)(i)	1,340,000	1,343,752

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Technology – 3.86% – Continued
NCR Corp.
4.625%, 02/15/2021	$950,000	$950,712
5.875%, 12/15/2021	1,325,000	1,352,229
		18,483,235
Telecommunications – Satellites – 1.90%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,723,000	1,735,018
7.625%, 06/15/2021	5,000,000	5,387,550
Inmarsat Finance PLC
4.875%, 05/15/2022 (b)(c)(d)	684,000	697,817
Intelsat Jackson Holdings S.A.
8.00%, 02/15/2024 (b)(c)(d)	1,205,000	1,259,225
		9,079,610
Telecommunications – Wireline/Wireless – 6.40%
Altice Luxembourg S.A.
7.75%, 05/15/2022 (b)(c)(d)	550,000	552,062
CenturyLink, Inc.
5.625%, 04/01/2020	2,425,000	2,480,630
6.45%, 06/15/2021	1,420,000	1,482,125
Cogent Communications Finance, Inc.
5.625%, 04/15/2021 (c)(d)	675,000	685,125
Equinix, Inc. 5.375%, 01/01/2022	2,853,000	2,935,024
Level 3 Financing, Inc.
6.125%, 01/15/2021	2,100,000	2,121,420
5.375%, 08/15/2022	2,270,000	2,287,025
Sprint Communications, Inc.
6.90%, 05/01/2019	2,085,000	2,095,425
7.00%, 08/15/2020	4,800,000	4,968,000
Sprint Corp. 7.25%, 09/15/2021	1,200,000	1,263,000
T-Mobile U.S.A., Inc. 6.00%, 03/01/2023	7,500,000	7,725,000
Zayo Group, LLC / Zayo Capital, Inc.
6.00%, 04/01/2023	1,960,000	1,994,300
		30,589,136
Transportation Excluding Air & Rail – 1.26%
XPO Logistics, Inc. 6.50%, 06/15/2022 (c)(d)	5,915,000	6,048,088

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 83.25% (h) – Continued

Utilities – Electric – 2.00%
NRG Energy, Inc. 6.25%, 05/01/2024	$2,200,000	$2,277,000
Vistra Energy Corp.
7.375%, 11/01/2022	1,145,000	1,190,800
5.875%, 06/01/2023	1,500,000	1,539,375
7.625%, 11/01/2024	4,295,000	4,552,786
		9,559,961
Utilities – Gas – 1.23%
Blue Racer Midstream, LLC / Blue Racer
Finance Corp. 6.125%, 11/15/2022 (c)(d)	1,522,000	1,552,440
Crestwood Midstream Partners, LP /
Crestwood Midstream Finance Corp.
6.25%, 04/01/2023	1,375,000	1,416,250
DCP Midstream Operating, LP
5.35%, 03/15/2020 (c)(d)	765,000	780,430
Genesis Energy, LP / Genesis Energy
Finance Corp. 6.75%, 08/01/2022	1,054,000	1,082,985
NuStar Logistics, LP
4.80%, 09/01/2020	300,000	305,250
6.75%, 02/01/2021	500,000	522,500
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.75%, 03/15/2024	205,000	215,506
		5,875,361
TOTAL CORPORATE BONDS
(Cost $396,305,391)		398,074,080

BANK LOANS – 12.66%

Aerospace & Defense – 0.37%
Transdigm, Inc., Senior Secured First Lien
Term Loan 4.999% (1 Month LIBOR
USD + 2.50%), 06/09/2023 (a)	1,805,460	1,767,094

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 12.66% – Continued

Automotive – 0.47%
CWGS Group, LLC
Senior Secured First Lien Term Loan
5.24% (1 Month LIBOR USD + 2.75%,
0.750% Floor), 11/08/2023 (a)	$2,460,098	$2,219,624
Senior Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%,
0.750% Floor), 11/08/2023 (a)	9,712	8,762
		2,228,386
Beverage & Food – 0.14%
Allflex Holdings III, Inc., Senior Secured First
Lien Term Loan 5.732% (1 Month LIBOR
USD + 3.25%, 1.000% Floor), 07/17/2020 (a)	669,873	669,525

Building Materials – 0.26%
QUIKRETE Holdings, Inc., Senior Secured First
Lien Term Loan 5.249% (1 Month LIBOR
USD + 2.75%), 11/15/2023 (a)	1,253,133	1,225,833

Consumer Products – 0.50%
Alphabet Holding Co., Inc., Senior Secured
First Lien Term Loan 5.999% (1 Month
LIBOR USD + 3.50%), 09/26/2024 (a)	1,475,031	1,371,787
Kronos Acquisition Holdings, Inc., Senior
Secured First Lien Term Loan 6.496%
(1 Month LIBOR USD + 4.00%,
1.000% Floor), 05/15/2023 (a)	1,080,045	1,011,645
		2,383,432
Environmental – 0.17%
Granite Acquisition, Inc., Senior Secured First
Lien Term Loan 6.303% (3 Month LIBOR
USD + 3.50%, 1.000% Floor), 12/17/2021 (a)	832,846	832,455

Finance – Insurance – 0.63%
HUB International, Ltd., Senior Secured First
Lien Term Loan 5.515% (3 Month LIBOR
USD + 2.75%), 04/25/2025 (a)	843,625	817,350

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 12.66% – Continued

Finance – Insurance – 0.63% – Continued
U.S.I., Inc., Senior Secured First Lien Term
Loan 5.601% (3 Month LIBOR
USD + 3.00%), 05/16/2024 (a)	$2,265,499	$2,203,198
		3,020,548
Finance – Services – 0.82%
Deerfield Holdings Corp., Senior
Secured First Lien Term Loan 5.749%
(1 Month LIBOR USD + 3.25%,
1.000% Floor), 02/13/2025 (a)	2,475,000	2,431,180
WEX, Inc., Senior Secured First Lien
Term Loan 4.749% (1 Month LIBOR
USD + 2.25%), 06/30/2023 (a)	1,492,761	1,481,968
		3,913,148
Gaming – 0.71%
Stars Group Holdings B.V., Senior Secured
First Lien Term Loan 6.101% (3 Month
LIBOR USD + 3.50%), 07/10/2025 (a)	1,601,116	1,600,932
Station Casinos, LLC, Senior Secured
First Lien Term Loan 5.00% (1 Month
LIBOR USD + 2.50%, 0.750% Floor),
06/08/2023 (a)	1,803,767	1,788,669
		3,389,601
General Industrial Manufacturing – 0.19%
EWT Holdings III Corp., Senior Secured
First Lien Term Loan 5.499% (1 Month
LIBOR USD + 3.00%, 1.000% Floor),
12/20/2024 (a)	902,347	893,324

Healthcare – 2.13%
Air Medical Group Holdings, Inc.,
Senior Secured First Lien Term Loan
5.739% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 04/28/2022 (a)	940,510	888,001
Amneal Pharmaceuticals, LLC, Senior Secured
First Lien Term Loan 6.00% (1 Month LIBOR
USD + 3.50%), 05/05/2025 (a)	2,480,672	2,478,601

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 12.66% – Continued

Healthcare – 2.13% – Continued
Envision Healthcare Corp., Senior Secured
First Lien Term Loan 6.249% (1 Month
LIBOR USD + 3.75%), 10/10/2025 (a)	$1,546,125	$1,450,142
Jaguar Holding Co. II, Senior Secured First
Lien Term Loan 4.999% (1 Month LIBOR
USD + 2.50%, 1.000% Floor), 08/18/2022 (a)	969,773	961,569
RegionalCare Hospital Partners Holdings, Inc.,
Senior Secured First Lien Term Loan
6.982% (1 Month LIBOR USD + 4.50%),
11/14/2025 (a)	2,500,000	2,477,737
RPI Finance Trust, Senior Secured First
Lien Term Loan 4.499% (1 Month LIBOR
USD + 2.00%), 03/27/2023 (a)	1,966,535	1,957,931
		10,213,981
Hotels – 0.29%
ESH Hospitality, Inc., Senior Secured First
Lien Term Loan 4.499% (1 Month LIBOR
USD + 2.00%), 08/30/2023 (a)	1,400,102	1,393,102

Leisure & Entertainment – 0.62%
Delta 2 (Lux) S.A.R.L., Senior Secured
First Lien Term Loan 4.999% (1 Month
LIBOR USD + 2.50%, 1.000% Floor),
02/01/2024 (a)	1,625,890	1,570,609
Marriott Ownership Resorts, Inc., Senior
Secured First Lien Term Loan
4.749% (1 Month LIBOR USD + 2.25%),
08/29/2025 (a)	1,381,538	1,376,357
		2,946,966
Media – Broadcast – 0.11%
Univision Communications, Inc., Senior
Secured First Lien Term Loan
5.249% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/15/2024 (a)	550,038	519,555

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 12.66% – Continued

Media – Cable – 0.53%
Cogeco Communications (U.S.A.) II, LP,
Senior Secured First Lien Term Loan
4.874% (1 Month LIBOR USD + 2.375%),
01/03/2025 (a)	$843,625	$832,928
WideOpenWest Finance, LLC, Senior
Secured First Lien Term Loan 5.741%
(1 Month LIBOR USD + 3.25%,
1.000% Floor), 08/18/2023 (a)	1,790,464	1,728,361
		2,561,289
Media Diversified & Services – 0.77%
Ancestry.com Operations, Inc., Senior
Secured First Lien Term Loan
5.75% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 10/19/2023 (a)	1,089,200	1,085,115
Financial & Risk U.S. Holdings, Inc.,
Senior Secured First Lien Term Loan
6.249% (1 Month LIBOR USD + 3.75%),
10/01/2025 (a)	1,132,163	1,101,232
Meredith Corp., Senior Secured First Lien
Term Loan 5.249% (1 Month LIBOR
USD + 2.75%), 01/31/2025 (a)	1,500,278	1,498,823
		3,685,170
Packaging – 0.29%
Berry Global Group, Inc., Senior Secured
First Lien Term Loan 4.731% (1 Month
LIBOR USD + 2.25%), 10/01/2022 (a)(g)	1,400,000	1,393,077

Support – Services – 2.08%
Asurion, LLC
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%),
08/04/2022 (a)	475,914	474,301
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%),
11/03/2023 (a)	185,384	184,825
Senior Secured First Lien Term Loan
5.499% (1 Month LIBOR USD + 3.00%),
11/04/2024 (a)	1,488,750	1,480,904

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 12.66% – Continued

Support – Services – 2.08% – Continued
Camelot Finance, LP
Senior Secured First Lien Term Loan
5.743% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 10/03/2023 (a)	$377,717	$376,261
Senior Secured First Lien Term Loan
5.746% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 10/03/2023 (a)	548,575	546,460
Frontdoor, Inc., Senior Secured First
Lien Term Loan 5.00% (1 Month
LIBOR USD + 2.50%), 08/18/2025 (a)	1,452,700	1,449,076
Garda World Security Corp.
Senior Secured First Lien Term Loan
6.115% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 05/24/2024 (a)	629,500	622,734
Senior Secured First Lien Term Loan
8.00% (Prime Rate + 2.50%,
1.000% Floor), 05/24/2024 (a)	1,606	1,588
IRI Holdings, Inc., Senior Secured First
Lien Term Loan 7.129% (3 Month
LIBOR USD + 4.50%), 12/01/2025 (a)	713,213	704,565
Spin Holdco, Inc., Senior Secured
First Lien Term Loan 6.029%
(3 Month LIBOR USD + 3.25%,
1.000% Floor), 11/14/2022 (a)	1,556,230	1,518,102
Tempo Acquisition, LLC, Senior Secured First
Lien Term Loan 5.499% (1 Month LIBOR
USD + 3.00%), 05/01/2024 (a)	1,670,250	1,656,896
Trans Union, LLC, Senior Secured First
Lien Term Loan 4.499% (1 Month LIBOR
USD + 2.00%), 04/10/2023 (a)	942,634	935,479
		9,951,191
Technology – 1.39%
MA FinanceCo., LLC, Senior Secured First
Lien Term Loan 4.749% (1 Month LIBOR
USD + 2.25%), 11/19/2021 (a)	1,633,500	1,599,303

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 12.66% – Continued

Technology – 1.39% – Continued
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien Term Loan
6.78% (1 Month LIBOR
USD + 4.25%), 04/26/2024 (a)(g)	$869,000	$860,310
Sabre GLBL, Inc., Senior Secured First
Lien Term Loan 4.499% (1 Month LIBOR
USD + 2.00%), 02/22/2024 (a)	1,736,513	1,726,476
SolarWinds Holdings, Inc., Senior Secured
First Lien Term Loan 5.249% (1 Month
LIBOR USD + 2.75%), 02/05/2024 (a)	2,468,750	2,447,148
		6,633,237
Telecommunications – Wireline/Wireless – 0.19%
Rackspace Hosting, Inc., Senior
Secured First Lien Term Loan 5.738%
(3 Month LIBOR USD + 3.00%,
1.000% Floor), 11/03/2023 (a)	980,044	920,016
TOTAL BANK LOANS
(Cost $61,403,134)		60,540,930

	Shares
SHORT-TERM INVESTMENTS – 3.14%

Money Market Fund – 3.14%
First American Government
Obligations Fund – Class X, 2.36% (f)	15,043,671	15,043,671
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,043,671)		15,043,671
Total Investments (Cost $472,752,196) – 99.05%		473,658,681
Other Assets in Excess of Liabilities – 0.95%		4,530,897
TOTAL NET ASSETS – 100.00%		$478,189,578
Percentages are stated as a percent of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2019 (Unaudited)

(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a security.
(d)
The Fund’s Advisor has deemed these 144a securities to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019 the value of these investments was $148,270,582 or 31.01% of net assets.

(e)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.  The interest rate shown is the rate in effect as of March 31, 2019, and will continue at the stated rate until maturity (3.80% for CDK Global, Inc., 5.375% for Molina Healthcare, Inc., and 6.875% for Reynolds Group Issuer, Inc.).

(f)	Rate shown is the 7-day annualized yield as of March 31, 2019.
(g)	Illiquid security. A security may be considered illiquid if it lacks a readily available market. As of March 31, 2019 the value of these investments was $3,248,387 or 0.68% of net assets.
(h)	All or a portion is posted as collateral for delayed settlement securities.
(i)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $252,749,444
and $472,752,196, respectively)	$247,713,194	$473,658,681
Cash	1,450,173	1,667,234
Receivables
Securities sold	4,074,153	—
Interest	1,048,672	6,852,087
Fund shares sold	383,000	1,527,683
Prepaid expenses	21,086	56,450
Total assets	254,690,278	483,762,135
LIABILITIES:
Payables
Securities purchased	6,863,893	3,037,745
Fund shares redeemed	1,950	1,285,131
Distributions payable	138,733	805,581
Advisory fees	60,710	188,880
Administration and accounting expenses	80,152	78,910
Audit	11,868	13,363
Transfer agent fees and expenses	5,355	19,571
Printing and mailing	6,825	11,412
Compliance fees	1,865	1,865
Shareholder servicing fees	342	20,444
12b-1 distribution fees	—	105,698
Custody fees	546	3,957
Total liabilities	7,172,239	5,572,557
Commitments and contingencies (Note 2)

NET ASSETS	$247,518,039	$478,189,578
NET ASSETS CONSIST OF:
Capital stock	$258,139,955	$479,590,150
Total distributable earnings	(10,621,916)	(1,400,572)
Total net assets	$247,518,039	$478,189,578

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2019 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS
Class A:
Net assets applicable to outstanding
Class A shares	—	$12,759,511
Shares issued and outstanding	—	1,276,022
Net asset value, redemption price per share	—	$10.00
Maximum offering price per share
(net asset value divided by 97.00%)	—	$10.31

Class C:
Net assets applicable to outstanding
Class C shares	—	$11,447,711
Shares issued and outstanding	—	1,148,019
Net asset value, offering price
and redemption price per share	—	$9.97

Class F:
Net assets applicable to outstanding
Class F shares	$4,420,440	$219,176,573
Shares issued and outstanding	461,499	21,970,268
Net asset value, offering price
and redemption price per share	$9.58	$9.98

Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$243,097,599	$234,805,783
Shares issued and outstanding	25,358,497	23,513,884
Net asset value, offering price
and redemption price per share	$9.59	$9.99

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2019 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Dividends	$33,352	$—
Interest income	7,259,404	11,629,336
Consent and term loan fee income	23,975	9,172
Total investment income	7,316,731	11,638,508
EXPENSES:
Investment advisory fees (Note 4)	643,689	1,359,392
Administration and accounting fees (Note 4)	219,962	244,328
Transfer agent fees and expenses (Note 4)	22,755	67,956
Federal and state registration fees	14,943	38,231
Audit fees	11,867	13,363
Trustee fees and expenses	8,976	10,569
Custody fees (Note 4)	8,363	17,247
Miscellaneous expenses	5,371	8,394
Reports to shareholders	5,146	12,363
Chief Compliance Officer fees (Note 4)	5,011	5,011
Legal fees	2,648	3,026
Insurance expense	2,530	4,603
Service fees – Class A (Note 6)	—	4,270
Service fees – Class C (Note 6)	—	4,294
Service fees – Class F (Note 6)	1,264	95,901
12b-1 distribution fees – Class A (Note 5)	—	14,463
12b-1 distribution fees – Class C (Note 5)	—	56,703
Interest expense (Note 8)	659	—
Total expenses before advisory fee waiver	953,184	1,960,114
Advisory fee waiver from Advisor (Note 4)	(256,735)	(177,929)
Net expenses	696,449	1,782,185
NET INVESTMENT INCOME	6,620,282	9,856,323
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on investments	269,529	(1,994,899)
Change in unrealized appreciation/
(depreciation) on investments	(6,111,333)	913,165
Net realized and unrealized loss on investments	(5,841,804)	(1,081,734)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$778,478	$8,774,589

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2019	September 30,
	(Unaudited)	2018
OPERATIONS:
Net investment income	$6,620,282	$13,535,638
Net realized gain/(loss) on investments	269,529	(2,230,590)
Change in unrealized appreciation/
(depreciation) on securities	(6,111,333)	3,841,159
Net increase in net assets resulting from operations	778,478	15,146,207
DISTRIBUTIONS TO SHAREHOLDERS:
Class F	(112,432)	(202,960)
Institutional Class	(6,410,626)	(13,206,806)
Total distributions	(6,523,058)	(13,409,766)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	584,232	8,702,990
Institutional Class	20,583,385	56,978,828
Proceeds from shares issued to
holders in reinvestment of dividends:
Class F	112,432	202,961
Institutional Class	5,575,380	11,829,340
Cost of shares redeemed:
Class F	(1,269,557)	(4,487,203)
Institutional Class	(64,679,826)	(99,783,031)
Redemption fees retained:
Class F	—	—
Institutional Class	437	—
Net decrease in net assets
derived from capital share transactions	(39,093,517)	(26,556,115)
TOTAL DECREASE IN NET ASSETS	(44,838,097)	(24,819,674)
NET ASSETS:
Beginning of period	292,356,136	317,175,810
End of period	$247,518,039	$292,356,136
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	60,669	891,080
Institutional Class	2,144,179	5,820,427
Shares issued to holders as reinvestment of dividends:
Class F	11,772	20,807
Institutional Class	583,577	1,212,173
Shares redeemed:
Class F	(133,539)	(459,870)
Institutional Class	(6,669,236)	(10,209,310)
Net decrease in shares outstanding	(4,002,578)	(2,724,693)

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2019	September 30,
	(Unaudited)	2018
OPERATIONS:
Net investment income	$9,856,323	$19,428,154
Net realized gain/(loss) on investments	(1,994,899)	1,057,819
Change in unrealized appreciation/
(depreciation) on securities	913,165	(4,777,950)
Net increase in net assets resulting from operations	8,774,589	15,708,023
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(215,979)	(515,456)
Class C	(169,790)	(277,468)
Class F	(4,209,885)	(6,168,355)
Institutional Class	(5,170,125)	(12,280,953)
Total distributions	(9,765,779)	(19,242,232)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	3,430,949	21,829,522
Class C	1,241,982	2,909,282
Class F	81,120,752	149,474,128
Institutional Class	33,910,744	118,439,505
Proceeds from shares issued to
holders in reinvestment of dividends:
Class A	106,576	243,406
Class C	73,810	138,939
Class F	1,273,276	2,165,866
Institutional Class	3,618,041	8,615,777
Shares redeemed:
Class A	(3,891,537)	(21,180,331)
Class C	(983,644)	(3,399,313)
Class F	(75,154,133)	(78,070,431)
Institutional Class	(144,238,686)	(154,185,607)

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months Ended
	March 31,	Year Ended
	2019	September 30,
	(Unaudited)	2018
CAPITAL SHARE TRANSACTIONS – Continued:
Redemption fees retained:
Class A	$22	$1,749
Class C	—	130
Class F	483	784
Institutional Class	4,961	2,252
Net increase/(decrease) in net assets derived from
capital share transactions	(99,486,404)	46,985,658
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(100,477,594)	43,451,449
NET ASSETS:
Beginning of period	578,667,172	535,215,723
End of period	$478,189,578	$578,667,172
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	343,021	2,183,854
Class C	125,340	291,753
Class F	8,200,560	14,974,457
Institutional Class	3,418,586	11,857,498
Shares issued to holders
as reinvestment of dividends:
Class A	10,766	24,372
Class C	7,477	13,952
Class F	128,898	217,420
Institutional Class	365,865	863,709
Shares redeemed:
Class A	(394,040)	(2,117,813)
Class C	(99,295)	(340,848)
Class F	(7,606,637)	(7,819,187)
Institutional Class	(14,571,999)	(15,436,775)
Net increase/(decrease) in shares outstanding	(10,071,458)	4,712,392

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months			March 1,
	Ended			2017*
	March 31,		Year Ended	through
	2019		September 30,	September 30,
	(Unaudited)		2018	2017
PER SHARE DATA:
Net asset value, beginning of period	$9.80		$9.74	$9.82

Income from investment operations:
Net investment income	0.25		0.44	0.22
Net realized and unrealized
gain/(loss) on securities	(0.22)		0.05	(0.08)
Total from
investment operations	0.03		0.49	0.14

Less distributions:
From net investment income	(0.25)		(0.43)	(0.22)
Total distributions	(0.25)		(0.43)	(0.22)

Net asset value, end of period	$9.58		$9.80	$9.74

TOTAL RETURN	0.31	%†	5.12%	1.46	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$4,420		$5,119	$688
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.80	%‡	0.76%	0.81	%‡
After advisory fee waiver	0.60	%‡	0.58%	0.64	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.87	%‡	4.31%	3.81	%‡
After advisory fee waiver	5.07	%‡	4.49%	3.98	%‡
Portfolio turnover rate	12	%†	51%	74	%†

*	Commencement of operations.
†	Not annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months					October 15,
	Ended		Year Ended September 30,			2014*
	March 31,					through
	2019					September 30,
	(Unaudited)		2018	2017	2016	2015
PER SHARE DATA:
Net asset value,
beginning of period	$9.80		$9.75	$9.69	$9.67	$10.00

Income from
investment operations:
Net investment income	0.26		0.44	0.39	0.42	0.41
Net realized and unrealized
gain/(loss) on securities	(0.22)		0.04	0.06	0.01	(0.34)
Total from
investment operations	0.04		0.48	0.45	0.43	0.07

Less distributions:
From net investment income	(0.25)		(0.43)	(0.39)	(0.41)	(0.40)
Total distributions	(0.25)		(0.43)	(0.39)	(0.41)	(0.40)

Net asset value,
end of period	$9.59		$9.80	$9.75	$9.69	$9.67

TOTAL RETURN	0.43	%†	5.04%^	4.73%	4.63%	0.66	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$243,098		$287,237	$316,488	$265,379	$282,591
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.74	%‡	0.71%	0.70%	0.71%	0.72	%‡
After advisory fee waiver	0.54	%‡	0.54%	0.54%	0.54%	0.54	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.94	%‡	4.24%	3.90%	4.20%	4.26	%‡
After advisory fee waiver	5.14	%‡	4.41%	4.06%	4.37%	4.44	%‡
Portfolio turnover rate	12	%†	51%	74%	60%	70	%†

*	Commencement of operations.
†	Not annualized.
‡	Annualized.
^	Performance presented includes a 9/30/2017 trade date adjustment to net asset value per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class A
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2019
	(Unaudited)		2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value,
beginning of period	$10.00		$10.07	$9.98	$9.91	$10.10	$10.12

Income from
investment operations:
Net investment income	0.18		0.32	0.28	0.29	0.27	0.30
Net realized and unrealized
gain/(loss) on securities	—		(0.07)	0.08	0.06	(0.14)	(0.01)
Total from
investment operations	0.18		0.25	0.36	0.35	0.13	0.29

Less distributions:
From net investment income	(0.18)		(0.32)	(0.27)	(0.28)	(0.30)	(0.30)
From net realized gains	—		—	—	—	(0.02)	(0.01)
Total distributions	(0.18)		(0.32)	(0.27)	(0.28)	(0.32)	(0.31)

Net asset value,
end of period	$10.00		$10.00	$10.07	$9.98	$9.91	$10.10

TOTAL RETURN	1.87	%†	2.56%	3.65%	3.61%	1.25%	2.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$12,759		$13,160	$12,341	$8,730	$4,853	$658
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.04	%‡	1.01%	1.03%	1.24%	1.36%	1.73%
After advisory fee waiver	0.97	%‡	0.95%	0.95%	0.98%	1.00%	1.00%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.66	%‡	3.25%	2.73%	2.69%	2.63%	1.84%
After advisory fee waiver	3.73	%‡	3.31%	2.81%	2.95%	2.99%	2.56%
Portfolio turnover rate	22	%†	61%	65%	53%	57%	57%

†   Not Annualized.
‡   Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class C
	Six Months						January 28,
	Ended						2014*
	March 31,		Year Ended September 30,				through
	2019						September 30,
	(Unaudited)		2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value,
beginning of period	$9.97		$10.04	$9.94	$9.88	$10.08	$10.23

Income from
investment operations:
Net investment income	0.15		0.25	0.21	0.22	0.22	0.18
Net realized and unrealized
gain/(loss) on securities	—		(0.07)	0.09	0.05	(0.17)	(0.14)
Total from
investment operations	0.15		0.18	0.30	0.27	0.05	0.04

Less distributions:
From net
investment income	(0.15)		(0.25)	(0.20)	(0.21)	(0.23)	(0.19)
From net realized gains	—		—	—	—	(0.02)	—
Total distributions	(0.15)		(0.25)	(0.20)	(0.21)	(0.25)	(0.19)

Net asset value,
end of period	$9.97		$9.97	$10.04	$9.94	$9.88	$10.08

TOTAL RETURN	1.50	%†	1.80%	3.01%	2.77%	0.45%	0.38	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$11,448		$11,112	$11,538	$10,913	$6,142	$2,086
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.80	%‡	1.76%	1.77%	1.99%	2.13%	2.49	%‡
After advisory fee waiver	1.73	%‡	1.70%	1.68%	1.73%	1.75%	1.75	%‡
Ratio of net investment
income to average net assets:
Before advisory fee waiver	2.93	%‡	2.46%	1.99%	1.95%	1.86%	1.24	%‡
After advisory fee waiver	3.00	%‡	2.52%	2.08%	2.21%	2.24%	1.98	%‡
Portfolio turnover rate	22	%†	61%	65%	53%	57%	57	%†

*	Commencement of operations.
†	Not annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2019
	(Unaudited)		2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value,
beginning of period	$9.97		$10.04	$9.95	$9.88	$10.08	$10.11

Income from
investment operations:
Net investment income	0.20		0.34	0.29	0.31	0.31	0.32
Net realized and unrealized
gain/(loss) on securities	0.01		(0.07)	0.09	0.06	(0.17)	—
Total from
investment operations	0.21		0.27	0.38	0.37	0.14	0.32

Less distributions:
From net
investment income	(0.20)		(0.34)	(0.29)	(0.30)	(0.32)	(0.34)
From net realized gains	—		—	—	—	(0.02)	(0.01)
Total distributions	(0.20)		(0.34)	(0.29)	(0.30)	(0.34)	(0.35)
Net asset value,
end of period	$9.98		$9.97	$10.04	$9.95	$9.88	$10.08

TOTAL RETURN	2.10	%†	2.81%	3.89%	3.88%	1.41%	3.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$219,177		$211,941	$139,324	$69,045	$35,917	$8,287
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.81	%‡	0.79%	0.82%	0.98%	1.12%	1.55%
After advisory fee waiver	0.74	%‡	0.73%	0.74%	0.73%	0.75%	0.75%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	3.91	%‡	3.48%	2.95%	2.95%	2.87%	2.64%
After advisory fee waiver	3.98	%‡	3.54%	3.03%	3.20%	3.24%	3.44%
Portfolio turnover rate	22	%†	61%	65%	53%	57%	57%

†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2019
	(Unaudited)		2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value,
beginning of period	$9.98		$10.05	$9.96	$9.89	$10.08	$10.12

Income from
investment operations:
Net investment income	0.21		0.36	0.30	0.31	0.33	0.32
Net realized and unrealized
gain/(loss) on securities	—		(0.08)	0.09	0.07	(0.17)	—
Total from
investment operations	0.21		0.28	0.39	0.38	0.16	0.32

Less distributions:
From net
investment income	(0.20)		(0.35)	(0.30)	(0.31)	(0.33)	(0.35)
From net realized gains	—		—	—	—	(0.02)	(0.01)
Total distributions	(0.20)		(0.35)	(0.30)	(0.31)	(0.35)	(0.36)
Net asset value,
end of period	$9.99		$9.98	$10.05	$9.96	$9.89	$10.08

TOTAL RETURN	2.14	%†	2.88%	3.97%	3.97%	1.60%	3.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$234,806		$342,454	$372,013	$148,831	$64,581	$50,927
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.72	%‡	0.71%	0.73%	0.88%	1.04%	1.60%
After advisory fee waiver	0.65	%‡	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	3.98	%‡	3.51%	3.04%	3.04%	2.95%	2.30%
After advisory fee waiver	4.05	%‡	3.57%	3.12%	3.27%	3.34%	3.25%
Portfolio turnover rate	22	%†	61%	65%	53%	57%	57%
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income.  The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund currently offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014. The initial purchase included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable, whereby the Fund issued 12,794,119 shares on October 15, 2014. The fair value and cost of securities, for tax purposes, received by the Fund was $127,869,966 and $129,652,584, respectively.  In addition, the Fund received $1,871,223 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value.  Class F shares became available for purchase on March 1, 2017.

Each class of shares differs principally in its respective distribution expenses and sales charges.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds for the prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Funds’ NAV. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  Redemption fees retained are disclosed in the statements of changes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Derivatives – The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the six months ended March 31, 2019, the Funds did not hold any derivative instruments.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments.  Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2019, the Funds did not have any outstanding bridge loan commitments.

Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower.  At March 31, 2019, the Floating Rate High Income Fund and the Short Duration High Income Fund had $161,038 and $0, respectively, in outstanding unfunded loan commitments.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2019, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Equity Securities – The Funds’ investments are carried at fair value.  Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  The Funds intend to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of March 31, 2019, Shenkman Capital Management, Inc. (the “Advisor”) has determined that certain securities held by the Funds are considered illiquid.  See each Fund’s schedule of investments for additional information.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2019:

Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Information	$151,950	$—	$51,840	$203,790
Manufacturing	875,628	—	—	875,628
Mining,
Quarrying,
and Oil and
Gas Extraction	—	36,865	31,256	68,121
Total
Common Stocks	1,027,578	36,865	83,096	1,147,539
Private
Placements
Utilities	—	33,863	—	33,863
Total Private
Placements	—	33,863	—	33,863
Warrants	—	164,870	13,268	178,138
Fixed Income
Bank Loan
Obligations	—	210,927,100	—	210,927,100
Corporate Bonds	—	27,871,464	—	27,871,464
Total Fixed
Income	—	238,798,564	—	238,798,564
Short-Term
Investments	7,555,090	—	—	7,555,090
Total
Investments	$8,582,668	$239,034,162	$96,364	$247,713,194

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$60,540,930	$—	$60,540,930
Corporate
Bonds	—	398,074,080	—	398,074,080
Total Fixed
Income	—	458,615,010	—	458,615,010
Short-Term
Investments	15,043,671	—	—	15,043,671
Total
Investments	$15,043,671	$458,615,010	$—	$473,658,681

Refer to the Funds’ schedules of investments for a detailed break-out of securities.  Transfers between levels are recognized at March 31, 2019, the end of the reporting period.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

The following is a reconciliation of each Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value.

Floating Rate High Income Fund

Level 3 Reconciliation Disclosure

	Common
	Stocks	Warrants	Total
Balance as of September 30, 2018	$35,543	$19,419	$54,962
Corporate Actions	51,840	—	51,840
Change in unrealized appreciation	(4,287)	(6,151)	(10,438)
Balance as of March 31, 2019	$83,096	$13,268	$96,364

Change in unrealized appreciation/(depreciation)
during the period for Level 3 investments held at March 31, 2019			$(10,438)

The Level 3 investments as of March 31, 2019 represented 0.04% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

The Funds did not recognize any transfers between levels during the six months ended March 31, 2019.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with the Advisor pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the six months ended March 31, 2019, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $643,689 and $1,359,392, respectively, in advisory fees. Advisory fees payable to the Advisor at March 31, 2019 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $60,710 and $188,880, respectively.  The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to the extent necessary to limit the Funds’ aggregate annual operating expenses

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

(excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

Floating Rate High Income Fund:

Class F	0.64%
Institutional Class	0.54%

Short Duration High Income Fund:

Class A	1.00%
Class C	1.75%
Class F	0.75%
Institutional Class	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended March 31, 2019, the Advisor reduced its fees in the amount of $256,735 for the Floating Rate High Income Fund and in the amount of $177,929 for the Short Duration High Income Fund.  No amounts were reimbursed to the Advisor for either Fund.  Cumulative expenses subject to recapture and the date of expiration are as follows:

			10/1/2020 –	10/1/2021 –
	9/30/2019	9/30/2020	9/30/2021	3/31/2022	Total
Floating Rate High
Income Fund	$448,779	$459,123	$529,056	$256,735	$1,693,693
Short Duration
High Income Fund	368,819	316,790	329,549	177,929	1,193,087

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

Services.  Fees paid by the Funds to Fund Services for these services for the six months ended March 31, 2019 are disclosed in the statements of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average net assets of the Short Duration High Income Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2019, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $14,463 and $56,703, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

shareholders as the Funds may reasonably request. For the six months ended March 31, 2019, the Floating Rate High Income Fund’s Class F shares incurred $1,264 in shareholder servicing fees. For the six months ended March 31, 2019, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $4,270, $4,294 and $95,901, respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2019, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$29,961,949	$53,663,451
Short Duration High Income Fund	106,668,609	198,762,789

There were no purchases or sales of U.S. government obligations during the six months ended March 31, 2019.  Additionally, there were no purchases or sales of securities from an affiliate of the Advisor during the six months ended March 31, 2019.

NOTE 8 – LINES OF CREDIT

The Floating Rate High Income Fund and the Short Duration High Income Fund have a line of credit in the amount of $40,000,000 and $70,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended March 31, 2019, the Floating Rate High Income had an outstanding average day balance of $19,538, a weighted average interest rate of 5.25% and paid $659 in interest.  The Short Duration High Income Fund had an outstanding average day balance of $56,121, a weighted average interest rate of 5.50% and paid $0 in interest. The maximum amount outstanding for the Floating Rate High Income Fund and the Short Duration High Income Fund during the six months ended March 31, 2019 was $3,556,000 and $10,214,000, respectively.  At March 31, 2019, the Funds had no outstanding loan amounts.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2018, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Cost of investments(a)	$286,433,794	$572,062,646
Gross unrealized appreciation	4,021,568	2,401,782
Gross unrealized depreciation	(2,947,193)	(2,412,374)
Net unrealized appreciation/
(depreciation)(a)	1,074,375	(10,592)
Undistributed ordinary income	559,464	299,630
Total distributable earnings	559,464	299,630
Other accumulated losses	(6,511,175)	(698,420)
Total accumulated losses	$(4,877,336)	$(409,382)

(a)	Any differences between book basis and tax basis net unrealized appreciation/(depreciation) and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At September 30, 2018, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate High
Income Fund	$4,867,914	$1,643,261	$6,511,175	No Expiration
Short Duration High
Income Fund	698,420	—	698,420	No Expiration

The tax character of distributions paid during the six months ended March 31, 2019, and the year ended September 30, 2018, were as follows:

Floating Rate High Income Fund

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
Ordinary income	$6,523,058	$13,409,766
Total distributions paid	$6,523,058	$13,409,766

Short Duration High Income Fund

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
Ordinary income	$9,765,779	$19,242,232
Total distributions paid	$9,765,779	$19,242,232

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2018.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risk of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds.

Bank Loan Risk – A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Funds. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Credit Risk – A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.

High Yield Risk – Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Interest Rate Risk – Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

Investment Risk – The Funds invest primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2019 (Unaudited)

Liquidity Risk – Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of securities that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.

Market Risk – The prices of some or all of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.

Rule 144A Securities Risk – Rule 144A securities are purchased in transactions exempt from the registration requirements of the Securities Act of 1933, as amended, (the “Securities Act”) pursuant to Rule 144A of the Securities Act. Rule 144A securities may only be sold to qualified institutional buyers, such as the Funds. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
March 31, 2019 (Unaudited)

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) on behalf of the Shenkman Capital Short Duration High Income Fund (the “Short Duration Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate Fund”) (each, a “Fund,” and together, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2019 (Unaudited)

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing each Fund’s performance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund may differ significantly from funds in its peer universe.  The Trustees also discussed with the Advisor and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Advisor’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Short Duration Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year period and below its peer group median for the three-year, five-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Advisor’s similarly managed accounts and the performance of the Fund, noting that the Fund had outperformed the similarly managed accounts for all relevant periods.

Floating Rate Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year period, in line with its peer group

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2019 (Unaudited)

median for the three-year period and slightly below its peer group median for the since inception period.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed accounts for the one-year period and outperformed for the three-year period.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering each Fund’s advisory fee and total fees and expenses, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration Fund: The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 1.00% for Class A shares, 1.75% for Class C shares, 0.75% for Class F shares, and 0.65% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios, with regard to the Institutional Class shares and Class F shares were below the peer group median and average, the Class A shares were above the peer group median and below the peer group average, and the Class C shares were above the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Institutional Class shares and Class F shares were below the peer group median and average and the Class A shares and Class C shares were above the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, and that the contractual advisory fee was equal to the peer group median and slightly below the average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Advisor from the Fund were below the peer group median and average.  The Board also took into consideration the services the Advisor provides to its similarly

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2019 (Unaudited)

managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

Floating Rate Fund:  The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 0.54% for Institutional Class shares and 0.64% for Class F shares (the “Expense Caps”) and that the Fund’s Class A and Class C shares were not active.  The Board noted that the Fund’s total expense ratios for Institutional Class shares and Class F shares were below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios for the Institutional Class shares and Class F shares were below the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average and below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Advisor from the Fund were significantly below the peer group median and average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2019 (Unaudited)

were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration Fund.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage.  The Board also reviewed information indicating that Fund shareholders may also have separate accounts with the Advisor but that the Advisor would refund advisory fees charged at the Fund-level to the similarly managed accounts, and therefore the Advisor was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund would be in the best interest of each Fund and its shareholders.

SHENKMAN CAPITAL FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2019 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Trustees and Officers

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-855-SHENKMAN (1-855-743-6562) or by visiting the Funds’ website at https://www.shenkmancapital.com.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SHENKMAN CAPITAL FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 743-6562

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

SJ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*          /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date   6/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Jeffrey T. Rauman
     Jeffrey T. Rauman, President/Chief Executive Officer/
     Principal Executive Officer

Date   6/5/19

By (Signature and Title)*         /s/ Cheryl L. King
     Cheryl L. King, Vice President/Treasurer/
     Principal Financial Officer

Date   6/6/19

* Print the name and title of each signing officer under his or her signature.